united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23611

James Alpha Funds Trust

(Exact name of registrant as specified in charter)

515 Madison Avenue, 24th Floor, New York, NY 10022

(Address of principal executive offices) (Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 623-266-4567

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2023

Item 1. Reports to Stockholders.

JAMES ALPHA FUNDS TRUST d/b/a EASTERLY FUNDS TRUST

CLASS A, C, I AND R6 SHARES

SEMI-ANNUAL REPORT
May 31, 2023

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

Easterly Total Hedge Portfolio
PORTFOLIO REVIEW (Unaudited)
May 31, 2023

The Fund’s performance figures* for each of the periods ended May 31, 2023, compared to its benchmarks:

			Annualized	Annualized
	Six Month	1 Year Return	5 Year Return	Since Inception*
Class I	(2.28)%	(3.88)%	2.14%	2.67%
Class R6	(2.05)%	(3.54)%	2.47%	2.95%
HFRI Fund Weighted Composite Index(a)	0.94%	(0.10)%	4.44%	4.78%

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. T investment he return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated April 1, 2023, is 2.04% and 1.67% for the I and R6 Classes, respectively.

(a)	The HFRI Fund Weighted Composite Index is a global, equal-weighted index of appx. 1,900 single-manager funds that report to HFR Database. Constituent funds report monthly net of all fees performance in US Dollar and have a minimum of $50 Million under management or a twelve (12) month track record of active performance. The HFRI Fund Weighted Composite Index does not include Funds of Hedge Funds.

*	Inception date is June 30, 2017.

Top 10 Holdings by Industry	% of Net Assets
Exchange-Traded Funds	0.0%*
Other/Cash & Equivalents	100.0%
100.0%

*	Percentage rounds to less than 0.1%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Easterly Income Opportunities Fund (Formerly,Easterly Structured Credit Value Fund)
PORTFOLIO REVIEW (Unaudited)
May 31, 2023

The Fund’s performance figures* for each of the periods ended May 31, 2023, compared to its benchmarks:

				Annualized
	Six Month	1 Year Return	3 Year Return	Since Inception*
Class A	2.82%	(0.64)%	3.56%	5.07%
Class A With Load	0.81%	(2.67)%	1.54%	3.77%
Class C	2.50%	(1.30)%	2.82%	4.03%
Class I	3.03%	(0.29)%	3.84%	4.92%
Class R6	3.28%	0.10%	4.23%	5.31%
Bloomberg US Aggregate Bond Index(a)	2.00%	(2.14)%	(3.65)%	0.73%

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated April 1 ,2023, is 1.80%, 2.55%, 1.55%%, and 1.18% for the A, C, I and R6 Classes, respectively.

(a)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

*	Inception date is August 21, 2018.

Top 10 Holdings by Industry *	% of Net Assets
Collateralized Mortgage Obligations	33.0%
Non Agency CMBS	19.7%
U.S. Treasury Notes	4.6%
U.S. Treasury Bills	4.4%
Home Equity	4.2%
Institutional Financial Services	3.9%
Specialty Finance	3.9%
Banking	3.5%
CDO	2.9%
Other ABS	2.7%
Other/Cash & Equivalents	17.2%
100.0%

*	Does not include derivative holdings

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

EASTERLY TOTAL HEDGE PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 0.0%(a)
	EQUITY - 0.0%(a)
6,095	VanEck Russia ETF	$3,230
1,504	VanEck Russia Small-Cap ETF	572
		3,802

	TOTAL EXCHANGE-TRADED FUNDS (Cost $237,429)	3,802

	TOTAL INVESTMENTS - 0.0%(a) (Cost $237,429)	$3,802
	OTHER ASSETS IN EXCESS OF LIABILITIES - 99.9%	8,177,010
	NET ASSETS - 100.0%	$8,180,812

ETF	- Exchange-Traded Fund

(a)	Percentage rounds to less than 0.1%.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2023.

See accompanying notes which are an integral part of these financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 72.2%
	AGENCY CMBS — 1.8%
847,054	Freddie Mac Multifamily Structured Pass Through Series K092 X3(a),(b)		2.2490	05/25/47	$90,422
2,848,068	FREMF Mortgage Trust Series 2017-KF37 B(c),(d)	US0001M + 2.750%	7.8120	06/25/27	2,730,306
2,577,796	FREMF Mortgage Trust Series 2019-KF63(c),(d)	US0001M + 2.350%	7.4120	05/25/29	2,243,035
65,196	Government National Mortgage Association Series 2012-27 IO(a),(b)		0.2680	04/16/53	203
941,905	Multifamily Connecticut Avenue Securities Trust Series 2019-01 M10(c),(d)	US0001M + 3.250%	8.3880	10/15/49	898,215
					5,962,181
	AUTO LOAN — 0.8%
334,000	Flagship Credit Auto Trust Series 2020-3 E(c)		4.9800	12/15/27	303,560
3,500,000	US Auto Funding Series 2021-1A D(c)		4.3600	03/15/27	2,548,476
					2,852,036
	CDO — 2.9%
312,236	Aspen Funding I Ltd.		9.0600	07/10/37	315,392
7,294,617	DWRS Series 2016-1A UCF(c)		1.0440	04/23/32	1,896,600
5,095,524	Galleria CDO V Ltd. Series 5A B(c),(d)	US0003M + 2.400%	7.3630	09/19/37	4,893,737
3,417,418	Mid Ocean CBO Ltd. Series 2001-1X A1L(d)	US0003M + 0.500%	2.3910	11/05/36	407,937
3,000,000	Tropic CDO IV Ltd. Series 2004-4A A3L(c),(d)	US0003M + 1.000%	6.2600	04/15/35	2,392,905
					9,906,571
	CLO — 1.9%
500,000	Ellington Clo III Ltd. Series 2018-3A D(c),(d)	US0003M + 3.740%	8.9900	07/20/30	485,042
200,000	GC FTPYME Pastor 4 FTA	EUR003M + 2.400%	5.7230	07/15/45	134,262
244,753	Halcyon Loan Advisors Funding Ltd. Series 2014-2A C(c),(d)	US0003M + 3.500%	8.7730	04/28/25	243,464
1,073,094	Halcyon Loan Advisors Funding Ltd. Series 2013-2A D(c),(d)	US0003M + 3.800%	9.0990	08/01/25	697,367
1,000,000	Nassau Ltd. Series 2017-IIA C(c),(d)	US0003M + 2.250%	7.5100	01/15/30	956,424
250,000	Nassau Ltd. Series 2018-IA E(c),(d)	US0003M + 5.850%	11.1100	07/15/31	163,123
500,000	Peaks CLO 2 Ltd. Series 2017-2A CR(c),(d)	US0003M + 3.600%	8.8500	07/20/31	477,886
2,750,000	Peaks CLO 2 Ltd. Series 2017-2A DR(c),(d)	US0003M + 5.000%	10.2500	07/20/31	2,378,480
500,000	Steele Creek Clo Ltd. Series 2018-2A D(c),(d)	US0003M + 3.400%	8.7450	08/18/31	424,884
500,000	Zais Clo 13 Ltd. Series 2019-13A D1(c),(d)	US0003M + 4.520%	9.7800	07/15/32	402,884
					6,363,816
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.0%
83,383	ABN Amro Mortgage Corporation Series 2003-11 A4		5.5000	10/25/33	80,596
506,192	Adjustable Rate Mortgage Trust Series 2005-6A 2A2(d)	US0001M + 0.840%	5.9780	11/25/35	185,194

See accompanying notes which are an integral part of these financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 72.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.0% (Continued)
37,091	Alternative Loan Trust Series 1998-4 IIA3(e)		5.9170	08/25/28	$35,695
35,635	Alternative Loan Trust Series 2004-J11 3A1		7.2500	08/25/32	35,124
114,329	Alternative Loan Trust Series 2003-J2 A1		6.0000	10/25/33	109,000
107,998	Alternative Loan Trust Series 2003-J3 1A3		5.2500	11/25/33	102,314
18,702	Alternative Loan Trust Series 2003-22CB 1A1		5.7500	12/25/33	18,586
33,670	Alternative Loan Trust Series 2003-J3 2A1		6.2500	12/25/33	33,380
10,362	Alternative Loan Trust Series 2004-16CB 1A1		5.5000	07/25/34	10,008
136,553	Alternative Loan Trust Series 2004-J8 2A1		7.0000	08/25/34	127,938
50,387	Alternative Loan Trust Series 2004-15 1A2(b)		4.2410	09/25/34	47,044
81,068	Alternative Loan Trust Series 2004-J10 2CB1		6.0000	09/25/34	78,934
579,076	Alternative Loan Trust Series 2004-J10 5CB1		5.5000	11/25/34	560,590
432,616	Alternative Loan Trust Series 2004-28CB 2A4		5.7500	01/25/35	401,296
83,142	Alternative Loan Trust Series 2004-28CB 3A1		6.0000	01/25/35	75,252
42,382	Alternative Loan Trust Series 2004-28CB 6A1		6.0000	01/25/35	39,317
33,946	Alternative Loan Trust Series 2005-3CB 1A9		5.0000	03/25/35	29,344
139,904	Alternative Loan Trust Series 2005-6CB 1A6		5.5000	04/25/35	121,541
81,119	Alternative Loan Trust Series 2005-14 2A1(d)	US0001M + 0.420%	5.5580	05/25/35	69,466
142,254	Alternative Loan Trust Series 2005-J8 1A5		5.5000	07/25/35	109,253
195,340	Alternative Loan Trust Series 2005-27 2A1(d)	12MTA + 1.350%	5.0930	08/25/35	155,603
41,033	Alternative Loan Trust Series 2005-J11 2A1		6.0000	10/25/35	21,726
34,268	Alternative Loan Trust Series 2005-54CB 1A11		5.5000	11/25/35	27,130
52,968	Alternative Loan Trust Series 2005-J11 1A3		5.5000	11/25/35	31,828
103,212	Alternative Loan Trust Series 2005-61 2A1(d)	US0001M + 0.560%	5.6980	12/25/35	95,468
143,197	Alternative Loan Trust Series 2005-72 A3(d)	US0001M + 0.600%	5.7380	01/25/36	128,870
105,076	Alternative Loan Trust Series 2006-40T1 2A1		6.0000	12/25/36	32,024
45,712	Alternative Loan Trust Resecuritization Series 2005-12R A3		6.0000	11/25/34	44,195
1,126,119	Alternative Loan Trust Resecuritization Series 2005-12R A4		6.0000	11/25/34	1,088,740
372,774	Alternative Loan Trust Resecuritization Series 2008-2R 2A1(b)		3.1410	08/25/37	167,630
94,137	American Home Mortgage Investment Trust Series 2004-1 2M1(d)	US0006M + 2.000%	7.3870	04/25/44	82,572
1,500,000	Angel Oak Mortgage Trust Series 2021-6 M1(b),(c)		2.7720	09/25/66	879,339
217,504	APS Resecuritization Trust Series 2016-3 3A(c),(d)	US0001M + 2.850%	7.9880	09/27/46	217,286
204,654	Banc of America Alternative Loan Trust Series 2003-8 1CB1		5.5000	10/25/33	198,112
106,595	Banc of America Alternative Loan Trust Series 2004-6 3A1		6.0000	07/25/34	103,414
63,374	Banc of America Alternative Loan Trust Series 2007-1 1A1(b)		3.9290	02/25/57	54,039

See accompanying notes which are an integral part of these financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 72.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.0% (Continued)
226,201	Banc of America Funding Trust Series 2005-1 1A1		5.5000	02/25/35	$208,258
42,834	Banc of America Funding Trust Series 2005-E 8A1(d)	12MTA + 1.430%	5.1730	06/20/35	31,390
41,657	Banc of America Funding Trust Series 2015-R4 5A1(c),(d)	US0001M + 0.150%	5.1700	10/25/36	41,298
89,706	Banc of America Funding Trust Series 2007-2 1A8(a)		6.0000	03/25/37	17,304
778,959	Banc of America Funding Trust Series 2006-I 4A1(b)		3.9050	10/20/46	654,127
26,923	Banc of America Mortgage Trust Series 2002-L 1A1(b)		3.5580	12/25/32	20,513
52,057	Banc of America Mortgage Trust Series 2005-E 2A1(b)		3.9550	06/25/35	44,219
52,564	Banc of America Mortgage Trust Series 2005-F 3A1(b)		3.9870	07/25/35	43,858
26,997	Banc of America Mortgage Trust Series 2005-H 2A1(b)		4.0120	09/25/35	22,829
1,053,035	BCAP, LLC Series 2014-RR2 7A2(c),(d)	US0001M + 0.200%	4.6760	01/26/38	974,010
1,875,652	BCAP, LLC Trust Series 2011-RR5 12A1(c),(e)		4.5990	03/26/37	1,824,425
862,943	BCAP, LLC Trust Series 2011-RR10 1A2(b),(c)		5.0000	03/26/37	677,772
3,606	Bear Stearns ALT-A Trust Series 2004-11 2A1(b)		3.0770	11/25/34	3,370
56,565	Bear Stearns ARM Trust Series 2003-5 1A1(b)		4.0290	08/25/33	52,977
4,528	Bear Stearns ARM Trust Series 2003-7 6A(b)		4.3300	10/25/33	4,263
45,054	Bear Stearns ARM Trust Series 2003-8 2A1(b)		3.9100	01/25/34	41,337
110,390	Bear Stearns ARM Trust Series 2004-1 124M(b)		4.0400	04/25/34	99,146
11,952	Bear Stearns ARM Trust Series 2004-1 21A1(b)		4.3450	04/25/34	10,802
118,850	Bear Stearns ARM Trust Series 2004-5(b)		3.4560	07/25/34	97,117
98,716	Bear Stearns ARM Trust Series 2004-6 3A(b)		4.0130	09/25/34	85,775
894,288	Bear Stearns ARM Trust Series 2004-8 13A1(b)		3.5320	11/25/34	807,667
47,851	Bear Stearns ARM Trust Series 2004-8 2A1(b)		4.0060	11/25/34	43,798
46,074	Bear Stearns ARM Trust Series 2004-10 12A5(b)		3.9410	01/25/35	42,741
930,267	Bear Stearns ARM Trust Series 2007-3 2A1(b)		3.7610	05/25/47	750,685
582,706	Bear Stearns Asset Backed Securities I Trust Series 2006-AC2 21A6		6.0000	03/25/36	203,612
601,904	Bear Stearns Asset Backed Securities Trust Series 2003-AC7 A1(e)		5.5000	01/25/34	513,718
188,283	Bear Stearns Structured Products Inc Trust Series 2007-R6 1A1(b)		4.0720	01/26/36	135,441
36,158	Bella Vista Mortgage Trust Series 2004-1 1A(d)	US0001M + 0.700%	5.8320	11/20/34	33,467
99,409	BlackRock Capital Finance, L.P. Series 1997-R2 1B1(b),(c)		3.5020	12/25/35	74,060
2,133,511	Brean Asset Backed Securities Trust Series 2023-RM6 A2(c),(e)		5.2500	01/25/63	1,833,533
3,215,853	Brean Asset Backed Securities Trust Series 2021-RM1 M1(c)		1.6000	10/25/63	1,993,452
596,909	Cascade Funding Mortgage Trust Series 2018-RM2 D(b),(c)		4.0000	10/25/68	560,304
2,798,377	Cascade Funding Mortgage Trust Series 2019-RM3 D(b),(c)		4.0000	06/25/69	2,315,470
95,860	CDMC Mortgage Pass-Through Certificates Series 2004-4 A8(b)		5.4540	09/25/34	92,809

See accompanying notes which are an integral part of these financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 72.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.0% (Continued)
82,878	CDMC Mortgage Pass-Through Certificates Series 2005-1 A4(b)		5.1050	02/18/35	$79,260
1,011,336	Cendant Mortgage Capital, LLC CDMC Mort Pas Thr Ce Series 2004-1 A7		5.5000	02/25/34	970,385
93,628	Chase Home Lending Mortgage Trust Series 2019-1 B4(b),(c)		3.8980	03/25/50	71,347
163,908	Chase Mortgage Finance Trust Series 2004-S2 2A4		5.5000	02/25/34	158,555
338,263	Chase Mortgage Finance Trust Series 2006-A1 2A3(b)		4.0150	09/25/36	278,700
490,526	Chase Mortgage Finance Trust Series 2007-S3 AP(f)		0.0000	05/25/37	10,347
269,900	Chase Mortgage Finance Trust Series 2007-S3 1A17(a)		6.0000	05/25/37	67,406
198,481	Chevy Chase Funding, LLC Mortgage-Backed Series 2005-4A A2(c),(d)	US0001M + 0.250%	5.3880	10/25/36	142,828
101,723	CHL Mortgage Pass-Through Trust Series 2002-19 1A1		6.2500	11/25/32	87,356
119,598	CHL Mortgage Pass-Through Trust Series 2002-39 A37		5.7500	02/25/33	111,456
158,648	CHL Mortgage Pass-Through Trust Series 2003-56 2A5(b)		3.9270	12/25/33	147,925
117,304	CHL Mortgage Pass-Through Trust Series 2003-60 2A1(b)		4.1160	02/25/34	99,469
28,163	CHL Mortgage Pass-Through Trust Series 2004-3 A4		5.7500	04/25/34	27,198
51,122	CHL Mortgage Pass-Through Trust Series 2004-6 2A1(b)		4.7440	05/25/34	46,211
66,934	CHL Mortgage Pass-Through Trust Series 2004-5 2A9		5.2500	05/25/34	65,695
75,326	CHL Mortgage Pass-Through Trust Series 2004-5 2A2		5.5000	05/25/34	74,415
53,281	CHL Mortgage Pass-Through Trust Series 2004-HYB2 2A(b)		4.7410	07/20/34	49,880
118,089	CHL Mortgage Pass-Through Trust Series 2004-J5 A4		5.5000	07/25/34	111,574
40,619	CHL Mortgage Pass-Through Trust Series 2004-14 4A1(b)		3.9130	08/25/34	36,540
61,520	CHL Mortgage Pass-Through Trust Series 2004-J9 2A6		5.5000	01/25/35	60,631
58,580	CHL Mortgage Pass-Through Trust Series 2004-HYB5 6A2(b)		3.8490	04/20/35	52,439
3,444,896	CHL Mortgage Pass-Through Trust Series 2005-14 A1		6.0000	07/25/35	1,598,921
561,360	CHL Mortgage Pass-Through Trust Series 2005-J2 3A12		5.0000	08/25/35	349,817
99,632	CHL Mortgage Pass-Through Trust Series 2006-J1 3A1		6.0000	02/25/36	43,302
94,886	CHL Mortgage Pass-Through Trust Series 2007-HY1 2A1(b)		3.7630	03/25/37	82,323
50,733	CHL Mortgage Pass-Through Trust Series 2007-15 2A2		6.5000	09/25/37	22,224
250,000	CHNGE Mortgage Trust Series 2023-1 M1(b),(c)		8.4110	03/25/58	252,070
225,000	CHNGE Mortgage Trust Series 2022-2 B2(b),(c)		4.6280	03/25/67	148,000
873,816	CIM Trust Series 2019-J1 B3(b),(c)		3.9280	08/25/49	714,708
131,226	Citicorp Mortgage Securities REMIC Pass-Through Series 2005-4 1A5		5.5000	07/25/35	125,032
38,067	Citicorp Mortgage Securities Trust Series Series 2006-6 A4		6.0000	11/25/36	36,146
76,723	Citicorp Mortgage Securities Trust Series Series 2007-2 APO(f)		0.0000	02/25/37	40,123
187,997	Citicorp Mortgage Securities Trust Series Series 2007-4 1A5		6.0000	05/25/37	166,797

See accompanying notes which are an integral part of these financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 72.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.0% (Continued)
6,596	Citicorp Mortgage Securities Trust Series Series 2005-7 2A1		5.0000	10/25/55	$6,484
105,264	Citigroup Global Markets Mortgage Securities VII, Series 1997-HUD2 B2(b)		5.5340	07/25/24	5,823
3,958	Citigroup Global Markets Mortgage Securities VII, Series 2002-HYB1 B2(b)		4.2320	09/25/32	3,523
202,392	Citigroup Mortgage Loan Trust Series 2009-4 7A5(b),(c)		5.4780	05/25/35	187,840
68,809	Citigroup Mortgage Loan Trust Series 2014-10 4A1(c),(b)		5.1900	02/25/37	66,799
1,499	Citigroup Mortgage Loan Trust Series 2010-9 5A3(c),(e)		5.7020	03/25/37	1,473
46,274	Citigroup Mortgage Loan Trust Series 2015-RP2 A(c)		4.2500	01/25/53	42,951
300,000	Citigroup Mortgage Loan Trust Series 2020-EXP1 B1(b),(c)		4.4670	05/25/60	231,548
48,734	Citigroup Mortgage Loan Trust, Inc. Series 2003-1 WB1		7.0000	06/25/31	47,656
11,862	Citigroup Mortgage Loan Trust, Inc. Series 2003-1 3A4		5.2500	09/25/33	10,799
25,219	Citigroup Mortgage Loan Trust, Inc. Series 2004-UST1 A6(b)		4.2950	08/25/34	21,844
132,910	Citigroup Mortgage Loan Trust, Inc. Series 2004-UST1 A4(b)		5.1160	08/25/34	117,032
46,681	Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 1CB2		6.7500	08/25/34	43,318
48,787	Citigroup Mortgage Loan Trust, Inc. Series 2005-2 2A11		5.5000	05/25/35	48,048
44,201	COLT Funding, LLC Series 2021-3R A2(b),(c)		1.2570	12/25/64	36,491
422,000	COLT Mortgage Loan Trust Series 2020-2 M1(b),(c)		5.2500	03/25/65	408,178
148,544	Credit Suisse First Boston Mortgage Securities Series 2001-26 5A1(b)		4.2940	11/25/31	147,959
238,030	Credit Suisse First Boston Mortgage Securities Series 2002-NP14 M1(c),(d)	US0001M + 2.188%	4.5850	11/25/31	141,935
139,173	Credit Suisse First Boston Mortgage Securities Series 2001-33 3B1(b)		7.2000	01/25/32	125,367
79,776	Credit Suisse First Boston Mortgage Securities Series 2003-11 1A31		5.5000	06/25/33	77,686
531,857	Credit Suisse First Boston Mortgage Securities Series 2003 -19 1A19		5.2500	07/25/33	517,401
26,058	Credit Suisse First Boston Mortgage Securities Series 2003-21 1A4		5.2500	09/25/33	24,475
74,384	Credit Suisse First Boston Mortgage Securities Series 2003-25 1A8		5.5000	10/25/33	70,407
223,151	Credit Suisse First Boston Mortgage Securities Series 2003 -25 1A11		5.5000	10/25/33	211,583
165,364	Credit Suisse First Boston Mortgage Securities Series 2004-6 1A3		5.5000	10/25/34	154,948
113,571	Credit Suisse First Boston Mortgage Securities Series 2005 -8 9A9(d)	US0001M + 0.650%	5.7880	09/25/35	77,856
5,680	CSFB Mortgage -Backed Pass-Through Certificates Series 2005-10 2A1		5.2500	01/01/24	—
315,362	CSFB Mortgage-Backed Pass-Through Certificates Series 2002-9 1A2		7.5000	03/25/32	295,718
92,203	CSFB Mortgage -Backed Pass-Through Certificates Series 2003-AR24 3A1(b)		3.7390	10/25/33	84,919

See accompanying notes which are an integral part of these financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 72.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.0% (Continued)
69,314	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27 4A4		5.7500	11/25/33	$64,792
5,633	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-AR5 11A2(d)	US0001M + 0.740%	5.8780	06/25/34	5,662
493,516	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4 1A5		6.0000	08/25/34	458,583
27,944	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-37A5		5.7500	07/25/35	27,325
34,971	CSMC Series Series 2010-18R 4A4(b),(c)		3.5000	04/26/38	33,056
309,232	CSMC Trust Series 2007-5R A5		6.5000	07/26/36	80,197
909,934	CSMC Trust Series 2013-IVR5 B4(b),(c)		3.6310	10/25/43	843,003
1,419,252	CSMC Trust Series 2015-1 B4(b),(c)		3.9060	01/25/45	1,193,061
207,664	CSMC Trust Series 2017-FHA1 A1(b),(c)		3.2500	04/25/47	182,110
279,423	CSMC Trust Series 2021-RPL2 M3(b),(c)		3.5530	01/25/60	193,600
1,665,747	CSMLT Trust Series 2015-2 B4(b),(c)		3.8730	08/25/45	1,305,697
33,377	Deutsche Mortgage Sec Inc Mort Loan Tr Series 2004-1 1A1		5.5000	09/25/33	32,942
213	DLJ Mortgage Acceptance Corporation Series 1993-19 B2		6.7500	01/25/24	205
38,455	DSLA Mortgage Loan Trust Series 2004-AR4 2A1A(d)	US0001M + 0.720%	5.8520	01/19/45	29,929
400,000	Ellington Financial Mortgage Trust Series 2022-1 B2(b),(c)		3.8810	01/25/67	232,643
210,309	Fannie Mae Trust Series 2005-W3 3A(b)		3.9380	04/25/45	210,221
473,000	Finance of America HECM Buyout Series 2022-HB1 M3(b),(c)		5.0840	11/25/25	417,604
41,117	Financial Asset Securities Corp AAA Trust Series 2005-2 A3(c),(d)	US0001M + 0.300%	5.4410	11/26/35	33,840
176,759	First Horizon Alternative Mortgage Securities Series AA1 A1(b)		5.6300	06/25/34	165,512
73,030	First Horizon Alternative Mortgage Securities Series 2007-FA41A8		6.2500	08/25/37	32,381
528,344	First Horizon Mortgage Pass-Through Trust Series 2005-AR32A1(b)		4.4510	08/25/35	369,312
79,452	First Horizon Mortgage Pass-Through Trust Series 2005-AR53A1(b)		4.6250	10/25/35	41,783
501	First Horizon Mortgage Pass-Through Trust Series 2005-AR51A1(b)		0.0000	11/25/35	446
114,729	First Horizon Mortgage Pass-Through Trust Series 2006-AR3 1A1(b)		3.3810	11/25/36	66,941
261,183	First Horizon Mortgage Pass-Through Trust Series 2007-AR3 1A1(b)		3.9280	11/25/37	129,094
1,109,000	Flagstar Mortgage Trust Series 2017-1 B5(b),(c)		3.6200	03/25/47	664,206
362,205	Flagstar Mortgage Trust Series 2018-3 B4(b),(c)		4.4680	05/25/48	295,514
901,849	Flagstar Mortgage Trust Series 2018-5 B3(b),(c)		4.4590	09/25/48	737,706
1,137,677	Flagstar Mortgage Trust Series 2019-1INV B5(b),(c)		4.5400	10/25/49	982,515

See accompanying notes which are an integral part of these financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 72.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.0% (Continued)
277,980	Flagstar Mortgage Trust Series 2019-2 B3(b),(c)		4.0300	12/25/49	$221,283
97,033	Flagstar Mortgage Trust Series 2021-13IN B5(b),(c)		3.3660	12/30/51	57,868
11,024	Freddie Mac REMICS Series 4910 MI(a)		4.0000	08/25/49	1,968
1,000,000	Freddie Mac STACR REMIC Trust Series 2022-HQA1 M2(c),(d)	SOFR30A + 5.250%	10.2230	03/25/42	1,013,020
420,000	Freddie Mac STACR REMIC Trust Series 2020-DNA6 B1(c),(d)	SOFR30A + 3.000%	7.9730	12/25/50	398,419
1,000,000	Freddie Mac STACR Trust Series 2019-DNA3 B2(c),(d)	US0001M + 8.150%	13.2880	07/25/49	1,067,595
21,042	Freddie Mac Structured Pass-Through Certificates Series T-61 1A1(d)	12MTA + 1.400%	5.1430	07/25/44	19,651
151,860	Freddie Mac Structured Pass-Through Certificates Series T-621A1(d)	12MTA + 1.200%	4.9430	10/25/44	140,217
1,243,099	Global Mortgage Securitization Ltd. Series 2004-A A3(c),(b)		8.0320	11/25/32	1,240,642
93,260	GMACM Mortgage Loan Trust Series 2004-J2 A8		5.7500	06/25/34	90,281
67,080	GMACM Mortgage Loan Trust Series 2005-AR3 5A2(b)		3.9350	06/19/35	54,779
2,457,960	GMACM Mortgage Loan Trust Series 2005-AR5 4A1(b)		3.4620	09/19/35	2,236,804
115,965	GMACM Mortgage Loan Trust Series 2006-AR1 1A1(b)		3.2810	04/19/36	86,779
403,086	Government National Mortgage Association Series 2012-H27 AI(a),(b)		1.6850	10/20/62	9,386
1,298,734	Government National Mortgage Association Series 2016-H24 AI(a),(b)		0.0810	11/20/66	57,595
110,343	GS Mortgage Securities Corporation II Series 2000-1A A(c),(d)	US0001M + 0.350%	5.3030	06/20/24	104,166
401,423	GS Mortgage-Backed Securities Corp Trust Series 2019-PJ1 B3(b),(c)		4.0750	08/25/49	313,062
536,714	GS Mortgage-Backed Securities Trust Series 2014-EB1A B3(b),(c)		3.9420	07/25/44	520,787
1,262,891	GSMPS Mortgage Loan Trust Series 2000-1 A(b),(c)		8.5000	06/19/29	1,138,977
1,107,929	GSMPS Mortgage Loan Trust Series 2004-4 1AF(c),(d)	US0001M + 0.400%	5.5380	06/25/34	978,048
1,882,690	GSMPS Mortgage Loan Trust Series 2004-4 1A2(c)		7.5000	06/25/34	1,836,702
309,095	GSMPS Mortgage Loan Trust Series 2004-4 1A3(c)		8.0000	06/25/34	302,024
32,885	GSMPS Mortgage Loan Trust Series 2005-RP2 1AF(c),(d)	US0001M + 0.350%	5.4880	03/25/35	28,829
173,944	GSMPS Mortgage Loan Trust Series 2005-RP3 1AF(c),(d)	US0001M + 0.350%	5.4880	09/25/35	141,787
127,894	GSMPS Mortgage Loan Trust Series 2006-RP1 1A2(c)		7.5000	01/25/36	112,995
786,808	GSMSC Pass-Through Trust Series 2008-2R 2A1(b),(c)		7.5000	10/25/36	149,488
13,640	GSR Mortgage Loan Trust Series 2004-7 1A1(b)		3.0280	06/25/34	12,052
361,598	GSR Mortgage Loan Trust Series 2004-13F 2A1		4.2500	11/25/34	343,761
626,005	GSR Mortgage Loan Trust Series 2004-12 1B1(d)	US0001M + 0.600%	5.7380	12/25/34	321,111
45,542	GSR Mortgage Loan Trust Series 2005-4F 6A1		6.5000	02/25/35	43,088
14,412	GSR Mortgage Loan Trust Series 2005-AR3 2A1(d)	US0001M + 0.440%	5.5780	05/25/35	11,413
32,982	GSR Mortgage Loan Trust Series 2005-AR3 1A1(d)	US0001M + 0.440%	5.5780	05/25/35	27,065

See accompanying notes which are an integral part of these financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 72.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.0% (Continued)
553,849	GSR Mortgage Loan Trust Series 2005-AR4 2A1(b)		4.8580	07/25/35	$313,325
6,023	GSR Mortgage Loan Trust Series 2005-6F 1A7		5.2500	07/25/35	5,860
27,710	GSR Mortgage Loan Trust Series 2005-8F 3A4		6.0000	11/25/35	12,064
114,264	GSR Mortgage Loan Trust Series 2006-1F 2A16		6.0000	02/25/36	59,116
73,925	GSR Mortgage Loan Trust Series 2007-AR2 2A1(b)		3.9920	05/25/37	44,447
231,583	HarborView Mortgage Loan Trust Series 2003-1 A(b)		4.4250	05/19/33	191,820
1,578,146	HarborView Mortgage Loan Trust Series 2004-7 4A(b)		3.9720	11/19/34	1,404,482
48,678	HarborView Mortgage Loan Trust Series 2005-14 2A1A(b)		4.5760	12/19/35	30,717
85,000	HomeBanc Mortgage Trust Series 2005-3 M3(d)	US0001M + 0.765%	5.9030	07/25/35	81,185
195,361	HSI Asset Loan Obligation Trust Series 2007-AR1 4A1(b)		4.4950	01/25/37	146,632
201,612	HSI Asset Loan Obligation Trust Series 2007-1 2A12		6.5000	06/25/37	81,898
163,472	HSI Asset Loan Obligation Trust Series 2007-AR2 4A1(b)		3.5580	09/25/37	132,850
271,481	Hundred Acre Wood Trust Series 2021-INV1 B1(b),(c)		3.2240	07/25/51	222,688
171,213	Hundred Acre Wood Trust Series 2021-INV1 B2(b),(c)		3.2240	07/25/51	132,685
453,249	Hundred Acre Wood Trust Series 2021-INV2 B1(b),(c)		3.3000	10/25/51	334,096
298,625	Hundred Acre Wood Trust Series 2021-INV2 B2(b),(c)		3.3000	10/25/51	215,018
276,402	Hundred Acre Wood Trust Series 2021-INV2 B3(b),(c)		3.3000	10/25/51	185,091
780,147	Hundred Acre Wood Trust Series 2021-INV3 B1(b),(c)		3.3270	10/25/51	638,350
219,646	Hundred Acre Wood Trust Series 2021-INV3 B2(b),(c)		3.3270	12/25/51	158,493
142,299	Hundred Acre Wood Trust Series 2021-INV3 B3(b),(c)		3.3270	12/25/51	97,377
57,873	Impac CMB Trust Series 2003-2F M2(e)		6.5700	01/25/33	56,316
65,750	Impac CMB Trust Series 2003-4 3M2(e)		5.7290	07/25/33	62,767
23,052	Impac CMB Trust Series 2003-11 2A1(d)	US0001M + 0.840%	5.9780	10/25/33	21,298
32,266	Impac CMB Trust Series 2004-7 M4(d)	US0001M + 1.800%	6.9380	11/25/34	31,501
54,227	Impac CMB Trust Series 2004-10 3M2(d)	US0001M + 0.885%	6.0230	03/25/35	46,810
23,422	Impac CMB Trust Series 2004-10 4M2(d)	US0001M + 1.500%	6.6380	03/25/35	20,507
299,622	Impac CMB Trust Series 2005-4 2M1(d)	US0001M + 0.500%	5.8880	05/25/35	267,635
762,096	Impac CMB Trust Series 2005-4 2M2(d)	US0001M + 0.750%	6.2630	05/25/35	680,821
621,673	Impac CMB Trust Series 2005-8 2M1(d)	US0001M + 0.750%	5.8880	02/25/36	548,897
54,992	Impac CMB Trust Series Series 2004-10 3M3(d)	US0001M + 0.975%	6.1130	03/25/35	45,846
50,557	Impac CMB Trust Series Series 2005-2 2B(d)	US0001M + 2.475%	7.6130	04/25/35	48,395
134,864	Impac CMB Trust Series Series 2005-8 2M3(d)	US0001M + 2.250%	7.3880	02/25/36	124,871
121,782	Impac CMB Trust Series Series 2005-8 2B(d)	US0001M + 2.250%	7.3880	02/25/36	110,055
209,098	Impac Secured Assets CMN Owner Trust Series 2003-2 A2		6.0000	08/25/33	181,797

See accompanying notes which are an integral part of these financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 72.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.0% (Continued)
92,750	Impac Secured Assets Trust Series 2006-1 2A1(d)	US0001M + 0.700%	5.8380	05/25/36	$84,070
2,500,000	Imperial Fund Mortgage Trust Series 2022-NQM4 M1(c),(e)		5.0400	06/25/67	2,075,000
18,794	IndyMac INDX Mortgage Loan Trust Series 2004-AR11 2A(b)		3.9180	12/25/34	16,769
261,736	IndyMac INDX Mortgage Loan Trust Series 2004-AR15 3A1(b)		3.8820	02/25/35	234,511
268,771	IndyMac INDX Mortgage Loan Trust Series 2005-AR8 2A1A(d)	US0001M + 0.460%	5.5980	04/25/35	217,842
3,118	Interstar Millennium Series Trust Series 2003-3G A2(d)	US0003M + 0.500%	5.6340	09/27/35	2,829
27,865	Interstar Millennium Series Trust Series 2005-1G A(d)	US0003M + 0.400%	5.4080	12/08/36	25,248
246,287	JP Morgan Alternative Loan Trust Series 2005-S1 1A8(a),(d)	US0001M + 7.150%	2.0120	12/25/35	19,652
976,601	JP Morgan Alternative Loan Trust Series 2008-R4 1A1(c)		6.0000	12/27/36	546,111
414,272	JP Morgan MBS Series Series 2006-R1 6A1(b),(c)		4.2370	09/28/44	314,306
40,142	JP Morgan Mortgage Trust Series 2006-A2 5A4(b)		4.1940	11/25/33	36,434
9,663	JP Morgan Mortgage Trust Series 2004-A3 3A3(b)		3.5710	07/25/34	8,954
26,193	JP Morgan Mortgage Trust Series 2004-S2 4A5		6.0000	11/25/34	23,869
31,281	JP Morgan Mortgage Trust Series 2005-A7 1A4(b)		4.0960	10/25/35	30,096
17,318	JP Morgan Mortgage Trust Series 2006-A4 3A1(b)		4.0550	06/25/36	12,203
193,259	JP Morgan Mortgage Trust Series 2006-A7 2A4R(b)		3.8660	01/25/37	151,080
358,747	JP Morgan Mortgage Trust Series 2007-A2 2A3(b)		4.1480	04/25/37	238,782
21,550	JP Morgan Mortgage Trust Series 2018-8 A3(b),(c)		4.0000	01/25/49	19,596
185,540	JP Morgan Mortgage Trust Series 2019-8 B4(b),(c)		4.1640	03/25/50	146,221
253,984	JP Morgan Mortgage Trust Series Series 2008-R2 2A(b),(c)		5.5000	12/27/35	202,432
126,591	JP Morgan Tax-Emept Pass-Through Trust Series Series 2012-3 A(b),(c)		3.0000	10/27/42	115,144
175,107	JPMorgan Chase Bank NA - CHASE Series 2020-CL1 M3(d)	US0001M + 3.350%	8.4880	10/25/57	168,905
925,068	La Hipotecaria Panamanian Mortgage Trust Series 2021-1 GA(c)		4.3500	06/13/51	861,817
339,573	Legacy Mortgage Asset Trust Series 2020-GS5 A1(c),(e)		3.2500	06/25/60	338,030
144,536	Lehman Mortgage Trust Series 2006-2 2A3 A(b),(c)		5.7500	04/25/36	142,726
101,531	LSTAR Securities Investment Ltd. Series 2020-1 A(c),(d)	US0001M + 2.800%	7.8340	02/01/26	98,220
39,884	MASTR Adjustable Rate Mortgages Trust Series 2003-1 2A1(b)		3.5190	12/25/32	36,365
16,651	MASTR Adjustable Rate Mortgages Trust Series 2003-2 4A1(b)		5.2800	07/25/33	15,793
30,998	MASTR Adjustable Rate Mortgages Trust Series 2003-6 2A1(b)		3.7280	12/25/33	27,917
21,429	MASTR Adjustable Rate Mortgages Trust Series 2003-6 7A1(b)		4.1250	12/25/33	20,625
47,900	MASTR Adjustable Rate Mortgages Trust Series 2003-7 B1(b)		4.7470	01/25/34	42,221
180,217	MASTR Adjustable Rate Mortgages Trust Series 2004-15 4A1(b)		3.2130	12/25/34	170,214
223,086	MASTR Adjustable Rate Mortgages Trust Series 2005-7 3A1(b)		3.4790	09/25/35	140,735
113,310	MASTR Adjustable Rate Mortgages Trust Series 2006-2 5A1(b)		4.4350	05/25/36	45,007

See accompanying notes which are an integral part of these financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 72.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.0% (Continued)
161,597	MASTR Alternative Loan Trust Series 2003-3 B2(b)		6.1620	05/25/33	$145,945
43,069	MASTR Alternative Loan Trust Series 2003-5 8A1		5.5000	06/25/33	41,385
55,716	MASTR Alternative Loan Trust Series 2003-7 6A1		6.5000	12/25/33	57,727
187,363	MASTR Alternative Loan Trust Series 2004-1 4A1		5.5000	02/25/34	178,514
63,758	MASTR Alternative Loan Trust Series 2004-3 2A1		6.2500	04/25/34	63,801
249,656	MASTR Alternative Loan Trust Series 2004-3 6A1		6.5000	04/25/34	239,781
25,497	MASTR Alternative Loan Trust Series 2004-4 1A1		5.5000	05/25/34	24,595
59,327	MASTR Alternative Loan Trust Series 2004-7 10A1		6.0000	06/25/34	55,994
399,603	MASTR Alternative Loan Trust Series 2004-6 8A1		5.5000	07/25/34	382,293
180,845	MASTR Alternative Loan Trust Series 2004-6 7A1		6.0000	07/25/34	171,440
46,409	MASTR Alternative Loan Trust Series 2004-6 10A1		6.0000	07/25/34	44,092
790,486	MASTR Alternative Loan Trust Series 2004-6 4A1		6.2500	07/25/34	778,076
717,900	MASTR Alternative Loan Trust Series 2004-6 6A1		6.5000	07/25/34	709,706
996,908	MASTR Alternative Loan Trust Series 2004-7 9A1		6.0000	08/25/34	984,714
26,030	MASTR Alternative Loan Trust Series 2007-1 30PO(f)		0.0000	10/25/36	14,635
2,225	MASTR Alternative Loan Trust Series 2005-1 5A1		5.5000	12/25/41	1,995
300,341	MASTR Alternative Loan Trust Series 2005-2 6A1		5.0000	03/25/43	237,691
866,092	MASTR Alternative Loan Trust Series 2007-HF1 4PO(f)		0.0000	10/25/47	9
271	MASTR Asset Securitization Trust Series 2003-12 1A1		5.2500	12/25/24	269
48,788	MASTR Asset Securitization Trust Series 2003-12 6A2		5.0000	12/25/33	42,060
20,136	MASTR Asset Securitization Trust Series 2003-12 6A1		5.0000	12/25/33	19,370
58,175	MASTR Asset Securitization Trust Series 2003-11 9A6		5.2500	12/25/33	57,130
65,529	MASTR Asset Securitization Trust Series 2003-11 7A5		5.2500	12/25/33	62,587
45,600	MASTR Asset Securitization Trust Series 2003-11 8A1		5.5000	12/25/33	42,485
18,177	MASTR Asset Securitization Trust Series 2003-11 2A10		5.5000	12/25/33	17,560
9,490	MASTR Asset Securitization Trust Series 2004-1 1A12		5.5000	02/25/34	9,025
2,874,522	MASTR Asset Securitization Trust Series 2004-9 4A1		6.0000	09/25/34	2,231,988
71,945	MASTR Asset Securitization Trust Series 2005-1 2A9		5.5000	05/25/35	58,030
4,115,554	MASTR Asset Securitization Trust Series 2006-2 2A2(d)	US0001M + 0.500%	5.6380	06/25/36	743,611
1,004,759	MASTR Asset Securitization Trust Series 2006-3 2A1(d)	US0001M + 0.450%	5.5880	10/25/36	156,707
18,615	MASTR Reperforming Loan Trust Series 2005-2 1A4(c)		8.0000	05/25/35	14,577
144,555	MASTR Reperforming Loan Trust Series 2006-2 2A1(b),(c)		3.5540	05/25/36	132,647
60,090	MASTR Seasoned Securitization Trust Series 2004-1 4A1(b)		4.2200	10/25/32	54,477
30,552	MASTR Seasoned Securitization Trust Series 2005-1 3A1(b)		4.3220	10/25/32	25,880

See accompanying notes which are an integral part of these financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 72.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.0% (Continued)
371,034	MASTR Seasoned Securitization Trust Series 2003-1 2A1		6.0000	02/25/33	$355,114
880,000	Mello Mortgage Capital Acceptance Series 2018-MTG2 B5(b),(c)		4.3370	10/25/48	608,059
568,446	Mello Mortgage Capital Acceptance Series 2021-MTG1 B1(b),(c)		2.6440	04/25/51	439,796
36,692	Merrill Lynch Mortgage Investors Trust MLMI Series Series 2003-A4 3A(b)		4.9690	05/25/33	33,021
164,934	Merrill Lynch Mortgage Investors Trust MLMI Series Series 2005-A4 1A(b)		3.8910	07/25/35	80,207
33,528	Merrill Lynch Mortgage Investors Trust Series Series 2003-A6 1A(b)		4.0380	09/25/33	31,109
45,585	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2007-3 2A2(b)		2.8900	09/25/37	34,554
1,000,000	MFA Trust Series 2022-RPL1 M1(b),(c)		3.8510	08/25/61	795,912
77,518	Morgan Stanley Dean Witter Capital I Inc Trust Series 2003-HYB1 A3(b)		4.5770	03/25/33	68,963
19,384	Morgan Stanley Mortgage Loan Trust Series 2004-2AR 2A(b)		5.3710	02/25/34	18,233
24,874	Morgan Stanley Mortgage Loan Trust Series 2004-8AR 2A(b)		2.6400	10/25/34	22,187
22,844	Morgan Stanley Mortgage Loan Trust Series 2004-8AR 4A1(b)		4.4990	10/25/34	20,107
17,355	Morgan Stanley Mortgage Loan Trust Series 2004-10AR 2A2(b)		5.0220	11/25/34	15,850
73,900	Morgan Stanley Mortgage Loan Trust Series 2005-10 5A1		6.0000	12/25/35	30,934
18,320	Morgan Stanley Mortgage Loan Trust Series 2006-8AR 4A2(b)		5.7500	06/25/36	17,025
4,814,556	Mortgage Equity Conversion Asset Trust Series 2007-FF2 A(c),(d)	H15T1Y + 0.470%	5.5900	02/25/42	4,643,730
149,130	MortgageIT Trust Series 2004-2 B2(d)	US0001M + 3.225%	8.3630	12/25/34	145,505
261,827	MortgageIT Trust Series 2005-3 M2(d)	US0001M + 0.795%	5.9330	08/25/35	244,177
174,586	MRFC Mortgage Pass-Through Trust Series Series 2000-TBC3 B4(b),(c)		5.1230	12/15/30	156,737
557,275	National City Mortgage Capital Trust Series 2008-1 2A1		6.0000	03/25/38	547,352
27,177	National City Mortgage Capital Trust Series 2008-1 2A2		6.0000	03/25/38	26,701
360,100	New Residential Mortgage Loan Trust Series 2017-2A B2(b),(c)		4.7500	03/25/57	302,554
720,000	New Residential Mortgage Loan Trust Series 2020-RPL1 B3(b),(c)		3.8830	11/25/59	438,253
159,327	Nomura Asset Acceptance Corp Alternative Loan Series 2004-R1 A2(c)		7.5000	03/25/34	141,726
86,286	Nomura Asset Acceptance Corp Alternative Loan Series 2007-1 1A3(e)		5.9570	03/25/47	81,264
3,792,266	Ocwen Residential MBS Corporation Series 1998-R3 AWAC(b),(c)		0.0001	09/25/38	284,420
457,507	PHH Mortgage Trust Series Series 2008-CIM1 21A1		6.0000	05/25/38	445,919
408,405	PHHMC Series Trust Series 2005-4 A8(b)		5.9100	07/18/35	393,495
1,315,772	Point Securization Trust Series 2021-1 A1(b),(c)		3.2280	02/25/52	1,246,942
376,592	Prime Mortgage Trust Series 2003-3 A9		5.5000	01/25/34	360,649

See accompanying notes which are an integral part of these financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 72.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.0% (Continued)
462,960	Provident Funding Mortgage Trust Series 2020-1 B3(b),(c)		3.2520	02/25/50	$363,331
18,067	RAAC Series Trust Series 2005-SP1 4A1		7.0000	09/25/34	17,533
15,103	RALI Series Trust Series 2005-QA4 A41(b)		3.9090	04/25/35	14,355
112,352	RALI Series Trust Series 2005-QA12 CB1(b)		5.0640	12/25/35	54,334
10,676	RBSGC Mortgage Loan Trust Series 2007-B 3B1(b)		5.6220	07/25/35	10,218
349,013	RBSGC Structured Trust Series 2008-A A1(b),(c)		5.5000	11/25/35	295,830
103,074	Reperforming Loan REMIC Trust Series 2003-R4 2A(b),(c)		4.2430	01/25/34	81,118
19,598	Reperforming Loan REMIC Trust Series 2004-R1 2A(c)		6.5000	11/25/34	18,027
16,746	Reperforming Loan REMIC Trust Series 2005-R2 2A4(c)		8.5000	06/25/35	16,194
92,727	Reperforming Loan REMIC Trust Series 2006-R2 AF1(c),(d)	US0001M + 0.420%	5.5580	07/25/36	81,521
146,241	Resecuritization Pass-Through Trust Series 2005-8R A5		6.0000	10/25/34	142,020
1,465,977	Residential Asset Securitization Trust Series 2003-A9 A3(d)	US0001M + 0.550%	5.6880	08/25/33	1,281,123
59,000	Residential Asset Securitization Trust Series 2003-A10 A2		5.2000	09/25/33	56,499
535,563	Residential Asset Securitization Trust Series 2003-A10 A5		5.2500	09/25/33	499,223
48,740	RESIMAC Bastille Trust Series Series 2019-1NCA A1(c),(d)	US0001M + 0.930%	6.0120	09/05/57	48,326
4,250,000	RMF Buyout Issuance Trust Series 2022-HB1 M3(b),(c)		4.5000	04/25/32	3,169,686
1,032,177	RMF Proprietary Issuance Trust Series 2021-2 M1(b),(c)		2.1250	09/25/61	654,859
1,000,000	RMF Proprietary Issuance Trust Series 2022-1 M1(b),(c)		3.0000	01/25/62	661,041
240,379	RMF Proprietary Issuance Trust Series 2022-1 A1(b),(c)		3.0000	01/25/62	173,938
1,000,000	RMF Proprietary Issuance Trust Series 2022-2 M3(b),(c)		3.7500	06/25/62	525,184
225,000	RMF Proprietary Issuance Trust Series 2022-3 A(b),(c)		4.0000	08/25/62	157,858
1,414	Ryland Mortgage Securities Corporation Series 1994-1 B(b)		0.0000	04/29/30	—
605,032	Saluda Grade Alternative Mortgage Trust Series 2020-FIG1 A1(c)		3.3210	09/25/50	596,134
410,000	SBALR Commercial Mortgage Trust Series 2020-RR1 C(b),(c)		3.9790	02/13/53	284,224
46,806	Seasoned Credit Risk Transfer Trust Series Series 2017-3 B(f)		0.0000	07/25/56	5,055
860,000	Seasoned Credit Risk Transfer Trust Series Series 2019-1 M(b)		4.7500	07/25/58	781,068
3,140,000	Seasoned Credit Risk Transfer Trust Series Series 2020-1 M(b)		4.2500	08/25/59	2,770,536
3,400,000	Seasoned Credit Risk Transfer Trust Series Series 2020-2 M(b)		4.2500	11/25/59	2,947,803
34,251	Sequoia Mortgage Trust Series 2004-10 A1A(d)	US0001M + 0.620%	5.7680	11/20/34	31,496
70,145	Sequoia Mortgage Trust Series 2005-2 A1(d)	US0001M + 0.440%	5.5880	03/20/35	59,817
322,984	Sequoia Mortgage Trust Series 2005-3 B1(d)	US0001M + 0.555%	5.7030	05/20/35	229,599
374,257	Sequoia Mortgage Trust Series 2007-4 1A1(d)	US0001M + 0.780%	5.9280	01/20/36	285,247
296,316	Sequoia Mortgage Trust Series 2007-2 1B1(d)	US0001M + 0.600%	5.7480	06/20/36	225,399
34,218	Sequoia Mortgage Trust Series 2013-8 B4(b)		3.4810	06/25/43	22,792

See accompanying notes which are an integral part of these financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 72.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.0% (Continued)
282,994	Sequoia Mortgage Trust Series 2014-4 A6(b),(c)		3.5000	11/25/44	$257,674
78,892	Sequoia Mortgage Trust Series 2017-1 B3(b),(c)		3.6050	02/25/47	54,967
81,489	Shellpoint Co-Originator Trust Series 2017-1 B4(b),(c)		3.6010	04/25/47	55,506
434,926	Sofi Mortgage Trust Series 2016-1A B3(b),(c)		3.0940	11/25/46	280,417
100,000	Spruce Hill Mortgage Loan Trust Series 2020-SH1 B2(b),(c)		4.6760	01/28/50	80,249
645,977	STARM Mortgage Loan Trust Series 2007-4 3A1(b)		3.6680	10/25/37	530,253
56,389	Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 4A1(b)		5.0090	03/25/34	50,695
65,971	Structured Adjustable Rate Mortgage Loan Trust Series 2004-18 1A3(b)		4.1790	12/25/34	57,300
215,861	Structured Adjustable Rate Mortgage Loan Trust Series 2005-4 1A1(b)		4.3320	03/25/35	181,336
339,906	Structured Adjustable Rate Mortgage Loan Trust Series 2005-15 1A1(b)		4.2220	07/25/35	205,028
911,430	Structured Adjustable Rate Mortgage Loan Trust Series 2006-1 2A2(b)		4.1030	02/25/36	785,744
7,689	Structured Adjustable Rate Mortgage Loan Trust Series 2006-8 3AF(d)	US0001M + 0.380%	5.5180	09/25/36	6,764
179,256	Structured Asset Sec Corp Mort Passthr Certs Ser Series 2003-40A 3A1(b)		4.7720	01/25/34	156,675
31,633	Structured Asset Sec Corp Mort Passthr Certs Ser Series 2003-40A 3A2(b)		4.7720	01/25/34	30,402
64,092	Structured Asset Securities Corp Mortgage Series 2000-5 B3(b)		4.3480	11/25/30	36,333
2,171,459	Structured Asset Securities Corp Reverse Mortgage Series 2007-RM1 M3(c),(d)	US0001M + 1.850%	6.9880	05/25/47	2,027,751
2,036,071	Structured Asset Securities Corp Reverse Mortgage Series 2007-RM1 M4(c),(d)	US0001M + 3.000%	8.1380	05/25/47	1,842,801
3,531	Structured Asset Securities Corporation Series 2003-37A B1I(d)	US0001M + 0.780%	5.8140	12/25/33	3,202
13,863	Structured Asset Securities Corporation Series 2004-4XS A3A(e)		4.9370	02/25/34	13,126
107,871	Structured Asset Securities Corporation Series 2004-4XS 1A5(e)		4.9370	02/25/34	102,089
391,934	Structured Asset Securities Corporation Series 4XS 1M1(e)		5.0400	02/25/34	340,413
82,718	Structured Asset Securities Corporation Series 2005-RF2 A(c),(d)	US0001M + 0.350%	5.4880	04/25/35	71,928
114,171	Structured Asset Securities Corporation Series 2005-RF3 2A(b),(c)		3.7840	06/25/35	98,165
73,813	Suntrust Alternative Loan Trust Series Series 2005-1F 1A1(d)	US0001M + 0.650%	5.7500	12/25/35	54,876
217,310	TIAA Bank Mortgage Loan Trust Series 2018-2 B3(b),(c)		3.6920	07/25/48	177,609
230,000	Towd Point Mortgage Trust Series 2015-1 B1(b),(c)		4.0340	10/25/53	201,785
100,000	Verus Securitization Trust Series 2020-INV1 B2(b),(c)		6.0000	03/25/60	91,193
538,000	Vista Point Securitization Trust Series 2020-1 M1(b),(c)		4.1510	03/25/65	497,965
66,834	Wachovia Mortgage Loan Trust, LLC Series Series 2006-A 4A1(b)		4.2960	05/20/36	63,018

See accompanying notes which are an integral part of these financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 72.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.0% (Continued)
42,730	WaMu Mortgage Pass-Through Certificates Series Series 2002-AR14 B1(b)		3.6050	11/25/32	$37,045
39,837	WaMu Mortgage Pass -Through Certificates Series Series 2002-AR18 A(b)		4.3280	01/25/33	38,843
36,936	WaMu Mortgage Pass-Through Certificates Series Series 2003-S3 1A4		5.5000	06/25/33	34,284
40,509	WaMu Mortgage Pass -Through Certificates Series Series 2003-S5 1A13		5.5000	06/25/33	38,977
17,137	WaMu Mortgage Pass -Through Certificates Series Series 2003-AR9 1A7(b)		4.1560	09/25/33	15,279
23,019	WaMu Mortgage Pass-Through Certificates Series Series 2002-AR2 A(d)	ECOFC + 1.250%	3.7600	02/27/34	20,131
45,445	WaMu Mortgage Pass-Through Certificates Series Series 2006-AR2 1A1(b)		3.8840	03/25/36	41,391
101,676	WaMu Mortgage Pass -Through Certificates Series Series 2002-AR17 1A(d)	12MTA + 1.200%	4.9430	11/25/42	88,101
44,544	WaMu Mortgage Pass -Through Certificates Series Series 2005-AR1 A1A(d)	US0001M + 0.640%	5.7780	01/25/45	42,314
130,393	WaMu Mortgage Pass-Through Certificates Series Series 2006-AR8 1A1(b)		3.6790	08/25/46	109,965
161,219	Washington Mutual MSC Mortgage Pass -Through Series 2003-MS7 A12		5.5000	03/25/33	156,574
64,635	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS9 2A		7.5000	04/25/33	65,122
189,550	Washington Mutual MSC Mortgage Pass-Through Series AR3 B1(b)		4.1700	06/25/33	156,528
13,536	Washington Mutual MSC Mortgage Pass-Through Series 2005-RA1 3B4(b),(c)		4.1710	01/25/35	11,043
1,064,246	Wells Fargo Alternative Loan Trust Series 2005-1 2A3		5.5000	02/25/35	1,033,620
78,113	Wells Fargo Mortgage Backed Securities Series 2007-7 A6		6.0000	06/25/37	68,189
67,891	Wells Fargo Mortgage Backed Securities Series 2019-4 A2(b),(c)		3.0000	09/25/49	56,026
214,851	WinWater Mortgage Loan Trust Series 2015-1 B2(b),(c)		3.8700	01/20/45	198,945
					111,729,812
	CREDIT CARD — 0.3%
1,000,000	Continental Finance Credit Card A.B.S Master Trust Series 2022-A A(c)		6.1900	10/15/30	970,315
100,000	Mission Lane Credit Card Master Trust Series 2021-A A(c)		1.5900	09/15/26	96,821
					1,067,136
	HOME EQUITY — 4.2%
68,106	ABFC Trust Series 2004-OPT2 A2(d)	US0001M + 0.560%	5.6980	10/25/33	64,795
170,176	AFC Trust Series Series 1999-3 1A(d)	US0001M + 0.980%	6.0000	09/28/29	113,698
55,384	American Residential Home Equity Loan Trust Series 1998-1 B(d)	US0001M + 2.175%	7.3130	05/25/29	63,409

See accompanying notes which are an integral part of these financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 72.2% (Continued)
	HOME EQUITY — 4.2% (Continued)
8,580	Ameriquest Mortgage Securities, Inc. Series 2004-FR1W A6(e)		3.8240	05/25/34	$8,517
524,045	Bayview Financial Asset Trust Series 2007-SR1A A(c),(d)	US0001M + 0.450%	5.5880	03/25/37	508,679
3,134,367	Bayview Financial Mortgage Pass-Through Trust Series 2004-B A1(c),(d)	US0001M + 1.000%	6.1600	05/28/39	2,574,896
1,423,890	Bayview Financial Mortgage Pass-Through Trust Series 2005-A M1(c),(d)	US0001M + 1.500%	6.6600	02/28/40	1,189,302
50,276	Bear Stearns Asset Backed Securities I Trust Series 2004-FR2 M4(d)	US0001M + 2.100%	5.2260	06/25/34	46,715
398,024	Bear Stearns Home Loan Owner Trust Series 2001-A B(e)		10.5000	02/15/31	401,145
769,000	BRAVO Residential Funding Trust Series 2021-HE2 B2(c),(d)	SOFR30A + 3.400%	6.0880	11/25/69	701,898
1,250,000	BRAVO Residential Funding Trust Series 2021-HE2 B1(c),(d)	SOFR30A + 2.400%	6.0880	11/25/69	1,182,821
253,007	CHEC Loan Trust Series 2004-1 M2(c),(d)	US0001M + 0.975%	6.1130	07/25/34	248,358
13,514	Citigroup Global Markets Mortgage Securities VII, Series 2002-WMC1 M1(d)	US0001M + 1.350%	6.4880	01/25/32	13,361
136,781	Delta Funding Home Equity Loan Trust Series 1999-3 A2F(e)		8.0610	09/15/29	130,610
309,797	Delta Funding Home Equity Loan Trust Series 2000-1 M2(e)		8.0900	05/15/30	279,617
119,882	Delta Funding Home Equity Loan Trust Series 1999-2 A1A(d)	US0001M + 0.320%	5.7470	08/15/30	117,094
185,829	EMC Mortgage Loan Trust Series 2001-A M1(c),(d)	US0001M + 1.050%	6.1880	05/25/40	183,012
172,753	Financial Asset Securities Corp AAA Trust Series 2005-1A 1A3B(c),(d)	US0001 + 0.410%	5.5700	02/27/35	152,657
32,540	First Alliance Mortgage Loan Trust Series 1999-1 A1(e)		7.1800	06/20/30	32,110
76,054	GE Capital Mortgage Services Inc Trust Series 1999-HE1 A6(b)		6.7000	04/25/29	75,792
236,013	Home Equity Asset Trust Series 2002-2 A2(d)	US0001M + 0.600%	5.6200	06/25/32	214,855
1,051,982	Mastr Asset Backed Securities Trust Series 2004-FRE1 M7(d)	US0001M + 2.700%	7.8380	07/25/34	973,610
245,652	Mastr Asset Backed Securities Trust Series 2005-NC1 M2(d)	US0001M + 0.750%	5.8880	12/25/34	235,754
253,874	Mastr Asset Backed Securities Trust Series 2007-NCW A2(c),(d)	US0001M + 0.600%	5.7380	05/25/37	200,018
295,776	Morgan Stanley A.B.S Capital I Inc Trust Series Series 2003-SD1 M2(d)	US0001M + 3.900%	9.0380	03/25/33	271,738
104,990	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-HE2 Series 2006-HE2 M1(d)	US0001M + 0.495%	5.6330	03/25/36	91,124
303,311	NovaStar Mortgage Funding Trust Series Series 2003-4 A1(d)	US0001M + 0.740%	5.8780	02/25/34	295,337
33,532	RAAC Series Trust Series 2004-SP1 AII(d)	US0001M + 0.700%	5.8380	03/25/34	31,353
342,667	RBSSP Resecuritization Trust Series 2010-4 6A2(c),(e)		5.8250	02/26/36	324,002
567,175	Renaissance Home Equity Loan Trust Series 2002-3 M1(d)	US0001M + 1.500%	6.6380	12/25/32	521,370
121,601	Renaissance Home Equity Loan Trust Series 2002-3 M2(d)	US0001M + 2.550%	7.6880	12/25/32	100,869
27,834	Saxon Asset Securities Trust Series 2001-2 AF5(e)		7.1700	03/25/29	27,980
30,005	Saxon Asset Securities Trust Series 2003-3 M2(d)	US0001M + 2.400%	3.8630	12/25/33	26,786
220,266	Saxon Asset Securities Trust Series 2003-3 AF5(e)		4.2850	12/25/33	200,236

See accompanying notes which are an integral part of these financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 72.2% (Continued)
	HOME EQUITY — 4.2% (Continued)
161,732	Saxon Asset Securities Trust Series 2004-1 A(d)	US0001M + 0.540%	1.9520	03/25/35	$137,229
1,500,000	Security National Mortgage Loan Trust Series 2005-2A A4(b),(c)		7.5640	02/25/35	1,503,049
362,032	Security National Mortgage Loan Trust Series 2005-2A A3(b),(c)		6.2130	02/25/36	357,674
58,720	Soundview Home Loan Trust Series 2006-OPT4 1A1(d)	US0001M + 0.300%	5.4380	06/25/36	57,441
213,328	Southern Pacific Secured Asset Corporation Series 1997-2 M1F		7.3200	05/25/27	222,041
3,815	Wells Fargo Home Equity Asset-Backed Securities Series 2 M2(d)	US0001M + 0.975%	6.1130	10/25/34	3,694
					13,884,646
	MANUFACTURED HOUSING — 0.9%
1,000,000	Cascade MH Asset Trust Series 2019-MH1 M(b),(c)		5.9850	11/01/44	855,928
69,278	Conseco Finance Corporation Series 1996-8 M1(b)		7.8500	11/15/26	69,170
2,500,000	Towd Point Mortgage Trust Series 2019-MH1 B1(b),(c)		3.7500	11/25/58	2,272,653
					3,197,751
	NON AGENCY CMBS — 19.7%
3,204,350	Angel Oak SB Commercial Mortgage Trust Series 2020-SBC1 B1(b),(c)		3.6530	05/25/50	2,299,289
2,124,264	Angel Oak SB Commercial Mortgage Trust Series 2020-SBC1 B2(b),(c)		5.3780	05/25/50	1,537,557
723,000	Arbor Multifamily Mortgage Securities Trust Series 2020-MF1 D(c)		1.7500	05/15/53	412,748
1,000,000	Arbor Multifamily Mortgage Securities Trust Series 2020-MF1 E(c)		1.7500	05/15/53	529,395
32,732	Bayview Commercial Asset Trust Series 2005-2A M1(c),(d)	US0001M + 0.645%	5.7830	08/25/35	28,652
50,648	Bayview Commercial Asset Trust Series 2005-2A B1(c),(d)	US0001M + 1.725%	6.8630	08/25/35	48,024
203,095	Bayview Commercial Asset Trust Series 2005-3A A1(c),(d)	US0001M + 0.480%	5.6180	11/25/35	180,476
26,539	Bayview Commercial Asset Trust Series 2005-4A M1(c),(d)	US0001M + 0.675%	5.8130	01/25/36	23,433
95,880	Bayview Commercial Asset Trust Series 2007-1 M2(c),(d)	US0001M + 0.435%	5.5730	03/25/37	78,818
413,927	Bayview Commercial Asset Trust Series 2007-3 M2(c),(d)	US0001M + 0.510%	5.6480	07/25/37	363,974
542,624	Bayview Commercial Asset Trust Series 2007-3 M3(c),(d)	US0001M + 0.555%	5.6930	07/25/37	474,454
1,023,217	Bayview Commercial Asset Trust Series 2007-3 M4(c),(d)	US0001M + 0.750%	5.8880	07/25/37	891,739
2,306,467	Bayview Commercial Asset Trust Series 2008-2 A4A(c),(d)	US0001M + 2.500%	7.6380	04/25/38	2,255,020
120,000	Benchmark Mortgage Trust Series 2018-B5 A2		4.0770	07/15/51	116,570
130,000	Benchmark Mortgage Trust Series 2019-B9 B		4.4680	03/15/52	102,705
495,000	Benchmark Mortgage Trust Series 2021-B24 A2		1.9530	03/15/54	421,950
328,000	Benchmark Mortgage Trust Series 2021-B31 C(b)		3.1950	12/15/54	208,043
555,000	BMD2 Re-Remic Trust Series 2019-FRR1 5A1(b),(c)		3.4850	05/25/52	435,307
998,528	Capital Funding Mortgage Trust Series 2021-15 A(c),(d)	US0001M + 3.150%	8.1800	03/15/24	989,974

See accompanying notes which are an integral part of these financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 72.2% (Continued)
	NON AGENCY CMBS — 19.7% (Continued)
121,757	CARBON CAPITAL VI COMMERCIAL MORTGAGE Series 2019-FL2 B(c),(d)	US0001M + 2.850%	7.9570	10/15/35	$93,947
2,744,225	CBA Commercial Small Balance Commercial Mortgage Series 2007-1A A(c),(e)		6.2600	07/25/39	2,534,284
72,000	CD Mortgage Trust Series 2017-CD3 D(c)		3.2500	02/10/50	27,421
385,453	CFCRE Commercial Mortgage Trust Series 2011-C2 D(b),(c)		5.0800	12/15/47	350,150
100,000	CFK Trust Series 2020-MF2 A(c)		2.3870	03/15/39	83,869
1,990,236	CG-CCRE Commercial Mortgage Trust Series 2014-FL1 B(c),(d)	US0001M + 1.150%	6.2570	06/15/31	1,981,587
1,494,898	CG-CCRE Commercial Mortgage Trust Series 2014-FL2 A(c),(d)	US0001M + 1.854%	6.9610	11/15/31	1,369,319
100,000	Citigroup Commercial Mortgage Trust Series 2016-C2 B		3.1760	08/10/49	86,716
50,000	Citigroup Commercial Mortgage Trust Series 2018-C5 AS(b)		4.4080	06/10/51	44,661
394,838	CNL Commercial Mortgage Loan Trust Series 2003-1A A1(c),(d)	US0001M + 0.500%	5.6070	05/15/31	383,280
74,084	COMM Mortgage Trust Series 2012-LC4 B(b)		4.9340	12/10/44	70,220
1,940,000	COMM Mortgage Trust Series 2013-CR12 AM		4.3000	10/10/46	1,701,488
1,980,000	COMM Mortgage Trust Series 2013-CR12 B(b)		4.7620	10/10/46	1,491,860
1,350,000	Csail Commercial Mortgage Trust Series 2015-C2 C(b)		4.1760	06/15/57	1,117,711
265,000	CSAIL Commercial Mortgage Trust Series 2018-C14 D(b),(c)		4.9010	11/15/51	174,743
470,000	CSAIL Commercial Mortgage Trust Series 2019-C16 C(b)		4.2370	06/15/52	345,151
1,390,000	CSMC OA, LLC Series 2014-USA D(c)		4.3730	09/15/37	1,041,313
1,679,833	FREMF Mortgage Trust Series 2017-KF31 B(c),(d)	US0001M + 2.900%	7.9620	04/25/24	1,659,571
524,337	FREMF Mortgage Trust Series 2017-KF38 B(c),(d)	US0001M + 2.500%	7.5620	09/25/24	468,111
55,105	FREMF Mortgage Trust Series 2017-KF49 B(c),(d)	US0001M + 1.900%	6.9620	06/25/25	50,223
47,000	GS Mortgage Securities Corporation II Series ROCK F(c)		5.5150	05/03/32	40,491
1,782,000	GS Mortgage Securities Trust Series 2014-GC18 B(b)		4.8850	01/10/47	1,483,155
26,000	GS Mortgage Securities Trust Series 2014-GC20 C(b)		5.0010	04/10/47	22,985
1,000,000	GS Mortgage Securities Trust Series 2016-GS4 C(b)		3.9530	11/10/49	815,769
1,300,000	Harvest Commercial Capital Loan Trust Series 2019-1 M5(b),(c)		5.7300	11/25/31	1,179,735
2,000,000	Harvest Commercial Capital Loan Trust Series 2020-1 M5(b),(c)		5.9640	04/25/52	1,700,974
700,000	HMH Trust Series 2017-NSS A(c)		3.0620	07/05/31	642,003
2,366,000	Hudsons Bay Simon JV Trust Series 2015-HB7 A7(c)		3.9140	08/05/34	2,097,898
100,000	Hudsons Bay Simon JV Trust Series 2015-HB10 A10(c)		4.1540	08/05/34	77,982
168,003	Hudsons Bay Simon JV Trust Series 2015-HBFL AFL(c),(d)	US0001M + 1.830%	6.9120	08/05/34	153,259
85,379	Impac CMB Trust Series 2004-8 3B(d)	US0001M + 2.625%	7.7630	08/25/34	78,534
100,000	J.P. Morgan Chase Commercial Mortgage Securities Series 2016-NINE A(b),(c)		2.8540	09/06/38	86,423

See accompanying notes which are an integral part of these financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 72.2% (Continued)
	NON AGENCY CMBS — 19.7% (Continued)
453,936	JP Morgan Chase Commercial Mortgage Securities Series 2015-FL7 D(c),(d)	US0001M + 3.750%	8.8570	05/15/28	$406,500
1,000,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC A(c),(d)	US0001M + 1.450%	6.5570	04/15/31	864,625
193,000	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 E(b),(c)		5.5260	02/15/46	81,647
500,000	JP Morgan Chase Commercial Mortgage Securities Series 2013-LC11 E(b),(c)		3.2500	04/15/46	230,019
654,235	JP Morgan Chase Commercial Mortgage Securities Series 2007-LD11 AJ(b)		5.8830	06/15/49	154,563
3,017,595	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-WLDN A(c)		3.9100	05/05/30	2,373,955
339,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C29 C(b)		4.1880	05/15/48	294,338
49,029	Lehman Brothers Small Balance Commercial Mortgage Series 2007-1A 1A(c),(d)	US0001M + 0.250%	5.3880	03/25/37	47,560
32,633	LSTAR Commercial Mortgage Trust Series 2015-3 AS(b),(c)		3.1610	04/20/48	31,296
1,500,000	LSTAR Commercial Mortgage Trust Series 2015-3 D(b),(c)		3.1610	04/20/48	1,336,653
2,000,000	LSTAR Commercial Mortgage Trust Series 2016-4 D(b),(c)		4.6070	03/10/49	1,664,060
1,500,000	LSTAR Commercial Mortgage Trust Series 2017-5 D(b),(c)		4.6740	03/10/50	1,032,501
6,175,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 AS(b)		4.3510	08/15/46	5,874,684
420,000	Morgan Stanley Capital I Trust Series 2014-150E AS(c)		4.0120	09/09/32	320,967
347,000	Morgan Stanley Capital I Trust Series 2014-150E D(b),(c)		4.2950	09/09/32	235,998
200,000	Morgan Stanley Capital I Trust Series 2015-MS1 D(b),(c)		4.0240	05/15/48	155,612
72,000	Morgan Stanley Capital I Trust Series 2018-L1 B(b)		4.7190	10/15/51	60,965
242,836	Multi Security Asset Trust, L.P. Commercial Series 2005-RR4A N(b),(c)		4.7800	11/28/35	241,136
470,000	Olympic Tower Mortgage Trust Series 2017-OT E(b),(c)		3.9450	05/10/39	262,112
320,000	RBS Commercial Funding Inc 2013-SMV Trust Series SMV A(c)		3.2600	03/11/31	273,648
500,000	Ready Capital Mortgage Trust Series 2019-5 E(b),(c)		5.4030	02/25/52	356,376
5,630,000	ReadyCap Commercial Mortgage Trust Series 2018-4 D(b),(c)		5.2140	02/27/51	5,031,449
842,500	SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE A1(b),(c)		3.8720	01/05/43	585,673
332,000	UBS Commercial Mortgage Trust Series 2017-C2 B(b)		3.9930	08/15/50	278,617
457,352	UBS-BAMLL Trust Series 2012-WRM A(c)		3.6630	06/10/30	429,939
799,842	UBS-Barclays Commercial Mortgage Trust Series 2013-C5 C(b),(c)		3.7410	03/10/46	553,232
743,769	Velocity Commercial Capital Loan Trust Series 2017-2 M5(b),(c)		6.4200	11/25/47	585,527
1,102,391	Velocity Commercial Capital Loan Trust Series 2017-2 M6(b),(c)		7.7500	11/25/47	783,994
729,277	Velocity Commercial Capital Loan Trust Series 2018-1 M6(c)		7.2600	04/25/48	489,264

See accompanying notes which are an integral part of these financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 72.2% (Continued)
	NON AGENCY CMBS — 19.7% (Continued)
429,860	Velocity Commercial Capital Loan Trust Series 2018-2 M5(b),(c)		6.3600	10/26/48	$342,338
603,351	Velocity Commercial Capital Loan Trust Series 2019-3 M3(b),(c)		3.3800	10/25/49	464,511
87,194	Velocity Commercial Capital Loan Trust Series 2020-1 M2(b),(c)		2.9800	02/25/50	70,185
2,345,165	Velocity Commercial Capital Loan Trust Series 2021-2 M1(b),(c)		1.8200	08/25/51	1,808,819
1,476,373	Velocity Commercial Capital Loan Trust Series 2022-2 M1(b),(c)		5.4100	04/25/52	1,403,562
1,388,187	Velocity Commercial Capital Loan Trust Series 2022-3 M1(b),(c)		6.1300	06/25/52	1,352,633
495,235	Velocity Commercial Capital Loan Trust Series 2023-1 M1(b),(c)		7.1500	01/25/53	494,490
1,262,668	Wachovia Bank Commercial Mortgage Trust Series 2004-C12 IO(a),(b),(c)		0.6770	07/15/41	2,704
128,853	Waterfall Commercial Mortgage Trust Series 2015-SBC5 A(b),(c)		4.1040	12/14/32	123,207
256,000	Wells Fargo Commercial Mortgage Trust Series 2013-LC12 B(b)		4.2540	07/15/46	194,762
88,229	WFRBS Commercial Mortgage Trust Series 2011-C4 C(b),(c)		4.8460	06/15/44	83,429
460,148	WFRBS Commercial Mortgage Trust Series 2014-C25 D(b),(c)		3.8030	11/15/47	358,939
100,000	WFRBS Commercial Mortgage Trust Series 2014-C24 B(b)		4.2040	11/15/47	91,982
					66,681,432
	OTHER ABS — 2.7%
384,170	321 Henderson Receivables I, LLC Series 2004-A A1(c),(d)	US0001M + 0.350%	5.4570	09/15/45	379,733
155,541	AASET Trust Series 2020-1A A(c)		3.3510	01/16/40	130,949
4,077,109	Bayview Commercial Asset Trust Series 2007-4A A1(c),(d)	US0001M + 0.450%	5.5880	09/25/37	3,746,631
14,816,530	Corevest American Finance Trust Series 2019-3 XA(a),(b),(c)		2.0430	10/15/52	377,641
1,000,000	CoreVest American Finance Trust Series 2021-2 D(c)		2.8310	07/15/54	751,967
1,000,000	Goldman Home Improvement Trust Issuer Series 2022-GRN1 D(c)		7.3000	06/25/52	978,153
2,137,986	Goodgreen Trust Series 2021-1A C(c)		5.7400	10/15/56	1,812,764
69,604	HERO Funding Trust Series 2015-2A A(c)		3.9900	09/20/40	62,101
350,002	Longtrain Leasing III, LLC Series 2015-1A A2(c)		4.0600	01/15/45	332,289
12,491	Orange Lake Timeshare Trust Series 2019-A A(c)		3.0600	04/09/38	11,476
207,307	Orange Lake Timeshare Trust Series 2019-A D(c)		4.9300	04/09/38	187,763
100,000	Progress Residential Series 2021-SFR3 F(c)		3.4360	05/17/26	87,948
					8,859,415
	RESIDENTIAL MORTGAGE — 2.1%
337,505	Amresco Residential Securities Corp Mort Loan Series 1999-1 A(d)	US0001M + 0.470%	6.0780	06/25/29	312,869
1,399,252	Belvedere SPV Srl Series 1 A(d)	EUR006M + 3.250%	6.0020	12/31/38	973,713
7,927	Chase Funding Trust Series Series 2002-4 2A1(d)	US0001M + 0.740%	5.8780	10/25/32	7,601
58,101	Chase Funding Trust Series Series 2004-1 1A7(e)		3.9850	11/25/33	55,103

See accompanying notes which are an integral part of these financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 72.2% (Continued)
	RESIDENTIAL MORTGAGE — 2.1% (Continued)
1,000,000	Credit-Based Asset Servicing and Securitization, Series 2002-CB3 B2(d)	US0001M + 3.375%	8.5130	06/25/32	$978,567
92,241	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B1(d)	US0001M + 2.775%	3.5110	03/25/34	98,372
1,360,918	Credit-Based Asset Servicing and Securitization,(c),(d)	US0001M + 3.750%	8.8880	05/25/50	1,218,099
225,146	CWABS Asset-Backed Certificates Trust Series 2007-13 2A1(d)	US0001M + 0.900%	6.0380	10/25/47	201,323
103,185	Equity One Mortgage Pass-Through Trust Series 2002-3 M1(b)		6.0390	11/25/32	100,334
38,901	Fannie Mae Grantor Trust Series 2002-T10 A1(d)	US0001M + 0.240%	5.3780	06/25/32	37,971
362,293	First Franklin Mortgage Loan Trust Series 2002-FF1 M2(d)	US0001M + 1.800%	6.9380	04/25/32	343,851
84,798	GE-WMC Asset-Backed Pass-Through Certificates Series 2005-2 M1(d)	US0001M + 0.660%	5.7980	12/25/35	65,616
33,694	GSAMP Trust Series 2002-WF A2B(d)	US0001M + 1.100%	6.2480	10/20/32	33,426
173,487	Interstar Millennium Series Trust Series 2004-4E A1(d)	EUR003M + 0.400%	3.7230	11/14/36	173,736
623,012	Legacy Mortgage Asset Trust Series 2019-SL2 A(b),(c)		3.3750	02/25/59	583,406
66,301	Long Beach Mortgage Loan Trust Series 2003-2 M2(d)	US0001M + 2.850%	7.9880	06/25/33	69,688
69,798	Mastr Specialized Loan Trust Series 2005-3 M1(c),(d)	US0001M + 1.125%	6.2630	11/25/35	64,888
585,000	Mill City Mortgage Trust Series 2015-2 B1(b),(c)		3.7000	09/25/57	537,051
434,697	RAAC Series Trust Series 2005-SP2 2A(d)	US0001M + 0.600%	5.7380	06/25/44	339,995
572,310	RAAC Series Trust Series 2007-RP3 A(c),(d)	US0001M + 0.380%	5.8980	10/25/46	541,343
527,273	Structured Asset Investment Loan Trust Series 2003-BC9 M3(d)	US0001M + 3.150%	8.2880	08/25/33	480,647
					7,217,599
	STUDENT LOANS — 0.9%
38,485	AccessLex Institute Series 2004-2 B(d)	US0003M + 0.700%	5.9550	01/25/43	35,383
2,315,000	EdLinc Student Loan Funding Trust Series 2012-1 B(c),(d)	US0001M + 4.240%	9.3780	11/26/40	2,586,734
215,035	ELFI Graduate Loan Program, LLC Series 2020-A A(c)		1.7300	08/25/45	181,622
84,820	L2L Education Loan Trust Series 2006-1A A3(c),(d)	US0001M + 0.340%	5.2880	06/15/31	81,902
32,284	National Collegiate Trust (The) Series 2005-GATE B(c),(d)	US0001M + 0.450%	5.5770	07/27/26	28,792
16,287	SLM Student Loan Trust Series 2005-5 B(d)	US0003M + 0.250%	5.5050	10/25/40	13,259
31,539	SLM Student Loan Trust Series 2005-8 B(d)	US0003M + 0.310%	5.5650	01/25/55	28,988
184,819	Student Loan A.B.S Repackaging Trust Series Series 2007-1 3A1(c),(d)	US0003M + 0.215%	5.6780	11/27/30	180,648
					3,137,328
	WHOLE BUSINESS — 1.0%
2,932,671	Business Loan Express Business Loan Trust Series 2007-AA A(c),(d)	US0001M + 0.400%	5.5480	10/20/40	2,596,993
70,155	Business Loan Express Business Loan Trust Series 2007-AA C(c),(d)	US0001M + 2.150%	7.2980	10/20/40	55,397
140,524	Business Loan Express Business Loan Trust Series 2007-AX C(d)	US0001M + 2.150%	7.2980	10/20/40	110,963

See accompanying notes which are an integral part of these financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 72.2% (Continued)
	WHOLE BUSINESS — 1.0% (Continued)
545,525	ReadyCap Lending Small Business Loan Trust Series 2019-2 A(c),(d)	PRIME -0.500%	7.7500	12/27/44	$522,690
					3,286,043
	TOTAL ASSET BACKED SECURITIES (Cost $258,451,004)				244,145,766

	CORPORATE BONDS — 11.9%
	ASSET MANAGEMENT — 0.2%
70,000	Morgan Stanley & Company, LLC(d)	(5*(USISDA30*USISDA02))	0.0000	01/21/26	59,238
274,000	Nomura America Finance, LLC(d)	4*(USISDA30-USISDA02) -	0.0000	12/31/33	172,620
65,000	Nomura America Finance, LLC(d)	4*(USISDA30-USISDA02) -	0.0000	02/28/34	39,850
890,000	Nomura America Finance, LLC(d)	4*( USISDA30 -USISDA02 -0.25%)	0.0000	07/29/34	560,700
					832,408
	BANKING — 3.5%
190,000	Bank of Nova Scotia (The)(d)	4*(USISDA30-USISDA02)	0.0000	06/27/33	114,000
120,000	Bank of Nova Scotia (The)(d)	4*(CMS30-CMS2)	0.0000	01/30/34	75,600
100,000	Bank of Nova Scotia (The)(d)	4*(CMS30-CMS02 -0.50%)	0.0000	08/28/34	61,000
75,000	Barclays Bank plc(b)		0.0000	01/23/26	71,089
525,000	Barclays Bank plc(d)	4.250*(USISDA30-USISDA02)	0.0000	09/13/28	410,156
50,000	Barclays Bank plc(d)	4*(USISDA30-USISDA02)	0.0000	10/18/28	38,625
75,000	Barclays Bank plc(d)	4*(USISDA10-USISDA02)-1.00%	0.0000	08/15/33	46,500
58,000	Barclays Bank plc(d)	4*(USISDA30-USISDA02-0.5%)	0.0000	04/25/34	35,380
70,000	Barclays Bank plc(d)	8*(USISDA30 -USISDA5 -0.25%)	0.0000	07/31/34	43,750
177,000	BNP Paribas S.A.(d)	4*(CMS30-CMS5)	0.0000	04/30/33	108,855
430,000	Citigroup, Inc.(d)	4*(CMS30-CMS5 -0.25%)	0.0000	06/11/33	266,600
1,037,000	Citigroup, Inc.(d)	4.5*(USISDA30-USISDA05)	0.0000	11/26/33	648,125
507,000	Citigroup, Inc.(d)	4*(USISDA30-USISDA02) -1.000%	0.0000	12/29/34	323,846
55,000	Citigroup, Inc.(d)	20*(USISDA30-USISDA02 -0.875%)	0.0000	08/31/35	33,275

See accompanying notes which are an integral part of these financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 11.9% (Continued)
	BANKING — 3.5% (Continued)
170,000	Credit Suisse A.G.(d)	8*(USISDA30-USISDA02)	0.0001	07/31/30	$96,900
627,000	Credit Suisse A.G.(d)	10*(USISDA30-USISDA02)	0.0000	09/30/30	376,200
300,000	Credit Suisse A.G.(d)	7.5*(USISDA30-USISDA02)	0.0000	09/30/30	177,000
220,000	Credit Suisse A.G.(d)	10*(USISDA30-USISDA02)	0.0000	01/29/31	132,000
791,000	Credit Suisse A.G.(d)	12*(USISDA30-USISDA02)	0.0000	04/29/31	492,398
1,024,000	Credit Suisse A.G.(d)	15*(USISDA30-USISDA02)	0.0000	10/31/31	624,640
120,000	Deutsche Bank A.G.(d)	4*(USISDA30-USISDA05-0.550%)	0.0000	01/31/33	70,800
245,000	Deutsche Bank A.G.(d)	4*(USISDA30-USISDA02-0.40%)	0.0000	06/30/34	143,938
1,257,000	Deutsche Bank A.G.(d)	4*(USISDA30-USISDA02-0.500%)	0.0000	08/28/34	729,059
4,009,000	Deutsche Bank A.G.(d)	4.5*(USISDA30 -USISDA02 -0.25%)	0.0000	10/31/34	2,365,309
961,000	Deutsche Bank A.G.(d)	4*(USISDA30 -USISDA02 -0.25%)	0.0000	11/26/34	576,600
738,000	Deutsche Bank A.G.(d)	10*(USISDA30-USISDA02) -8.750%	0.0000	03/27/35	427,118
75,000	Deutsche Bank A.G.(d)	15*(USISDA30 -USISDA02 -0.875%)	0.0000	12/23/35	43,219
100,000	HSBC USA, Inc.(d)	6.250*(USISDA30-USISDA05)	0.0000	05/21/29	76,875
200,000	Lloyds Bank plc(d)	(USISDA30-USISDA05+0.500%) -0.500%	0.0000	01/31/33	121,250
136,000	Lloyds Bank plc(d)	4*(USISDA30-USISDA02 -0.25%)	0.0000	10/25/33	85,340
655,000	Lloyds Bank plc(d)	4*(USISDA30-USISDA02) -1.400%	0.0000	11/27/33	407,459
282,000	Natixis US Medium-Term Note Program, LLC(d)	4*(USISDA30-USISDA02)	0.0000	04/30/34	177,308
1,414,000	Natixis US Medium-Term Note Program, LLC(d)	7.5*(USISDA30-USISDA5-0.25%)	0.0000	07/31/34	855,469
618,000	Natixis US Medium-Term Note Program, LLC(d)	8*(USISDA30-USISDA02)	0.0000	03/31/36	376,980
125,000	NatWest Markets plc(d)	4*(CMS30-CMS2 -0.25%)	0.0000	08/18/31	79,063
100,000	NatWest Markets plc(d)	4*(USISDA30 -USISDA02 -0.50%)	0.0000	08/26/31	61,875
202,000	SG Structured Products, Inc.(b)		0.0000	03/31/26	163,620

See accompanying notes which are an integral part of these financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 11.9% (Continued)
	BANKING — 3.5% (Continued)
185,000	SG Structured Products, Inc.(d)	4*(USISDA30-USISDA02 -0.50%)	0.0000	07/29/31	$123,950
744,000	Societe Generale S.A.(d)	10*(USISDA30-USISDA02)	0.0000	10/29/32	472,440
203,000	Societe Generale S.A.(d)	50*(USISDA30-USISDA02)	0.0000	01/31/35	146,414
135,000	STRATS, LLC(d)	US0006M + 1.000%	6.3490	02/15/34	95,720
					11,775,745
	INSTITUTIONAL FINANCIAL SERVICES — 3.9%
41,000	Citigroup Global Markets Holdings, Inc.(d)	8*(USISDA30-USISDA02)	0.0000	04/25/32	30,054
35,000	Citigroup Global Markets Holdings, Inc.(b)		0.0000	11/22/32	23,188
200,000	Citigroup Global Markets Holdings, Inc.		0.0000	03/29/34	148,000
60,000	Citigroup Global Markets Holdings, Inc.(d)	50*(USISDA30-USISDA02)	0.0000	03/29/34	43,200

50,000	Citigroup Global Markets Holdings, Inc.(d)	5*(USISDA30-USISDA02) -1.250%	0.0000	12/14/36	31,375
95,000	Credit Suisse A.G.(d)	8*(USISDA30-USISDA02)	0.0000	10/30/30	57,000
365,000	Goldman Sachs Group, Inc. (The)(d)	5*(USISDA30-USISDA05)	0.0000	03/19/29	283,331
500,000	GS Finance Corporation(d)	7*(USISDA30-USISDA05) -1.75%	0.0000	03/24/31	295,000
97,000	Jefferies Group, LLC / Jefferies Group Capital(d)	7.5*(USISDA30-USISDA02)	0.0000	05/31/34	60,383
30,000	Jefferies Group, LLC / Jefferies Group Capital(d)	8*(USISDA30-USISDA02)	0.0000	06/30/37	19,856
1,168,000	Jefferies Group, LLC / Jefferies Group Capital(d)	9*(USISDA30-USISDA02)	0.0000	07/31/37	727,079
446,000	Jefferies Group, LLC / Jefferies Group Capital(d)	9*(USISDA10-USISDA02)	0.0000	08/31/37	269,273
150,000	Jefferies Group, LLC / Jefferies Group Capital(d)	10*(USISDA10-USISDA02)	0.0000	08/31/37	90,750
248,000	Jefferies Group, LLC / Jefferies Group Capital(d)	10*(USISDA10-USISDA02)	0.0000	09/30/37	135,888
240,000	Jefferies Group, LLC / Jefferies Group Capital(d)	8.5*(USISDA30-USISDA02)	0.0000	10/31/37	144,384
110,000	Jefferies Group, LLC / Jefferies Group Capital(d)	8*(USISDA30-USISDA02)	0.0000	01/31/38	67,238
762,000	Jefferies Group, LLC / Jefferies Group Capital(d)	7.5*(USISDA30-USISDA02) + 0.750%	4.3260	02/28/38	527,685
280,000	Jefferies Group, LLC / Jefferies Group Capital(d)	US0003M + 4.000%	5.0000	03/20/40	258,118
115,000	Morgan Stanley(b)		8.0000	03/21/27	97,319
56,000	Morgan Stanley(d)	4*(USISDA30-USISDA05)	0.0000	06/28/28	42,630

See accompanying notes which are an integral part of these financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 11.9% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 3.9% (Continued)
1,015,000	Morgan Stanley(d)	8*(USISDA30-USISDA05)	0.0000	09/27/28	$781,549
753,000	Morgan Stanley(d)	5*(USISDA30-USISDA02)	0.0000	10/15/28	582,634
100,000	Morgan Stanley(b)		0.0000	06/29/29	85,500
3,588,000	Morgan Stanley(d)	10*(USISDA30-USISDA02)	0.0000	04/30/30	2,529,539
1,388,000	Morgan Stanley(d)	10*(USISDA30-USISDA02)	0.0000	05/29/30	978,539
403,000	Morgan Stanley(d)	10*(USISDA30-USISDA02)	0.0000	06/30/30	282,100
221,000	Morgan Stanley(d)	8*(USISDA30-USISDA02)	0.0000	07/31/30	151,938
290,000	Morgan Stanley(d)	8.5*(USISDA30-USISDA02)	0.0000	08/19/30	200,100
216,000	Morgan Stanley(d)	8*(USISDA30-USISDA02)	0.0000	08/31/30	148,500
285,000	Morgan Stanley(d)	10*(USISDA30-USISDA02)	0.0000	09/30/30	200,213
151,000	Morgan Stanley(d)	7*(USISDA30-USISDA02)	0.0000	10/30/30	103,058
171,000	Morgan Stanley(d)	5*(USISDA30-USISDA02)	0.0000	10/30/30	111,042
50,000	Morgan Stanley(d)	5*(USISDA30-USISDA02)	0.0000	11/30/30	32,390
167,000	Morgan Stanley(b)		0.0000	03/31/31	128,590
20,000	Morgan Stanley(b)		0.0000	03/31/31	14,200
89,000	Morgan Stanley(b)		8.5000	05/31/31	66,750
100,000	Morgan Stanley(b)		0.0000	06/30/31	78,000
114,000	Morgan Stanley(b)		8.5000	07/29/31	85,500
228,200	Morgan Stanley(d)	7*(USISDA30-USISDA02)	0.0000	09/16/31	151,753
117,000	Morgan Stanley(d)	6*(USISDA30-USISDA02)	0.0000	01/30/34	73,125
209,000	Morgan Stanley(d)	4*(USISDA30-USISDA02)	0.0000	03/31/34	121,743
287,000	Morgan Stanley(d)	4*(USISDA30-USISDA02)	0.0000	05/30/34	167,178
220,000	Morgan Stanley(d)	4*(USISDA30-USISDA02)	0.0000	07/31/34	128,150
121,000	Morgan Stanley(d)	5*(USISDA30-USISDA02)	0.0000	08/29/34	71,995
120,000	Morgan Stanley(d)	5*(USISDA30-USISDA02)	0.0000	09/30/34	71,100

See accompanying notes which are an integral part of these financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 11.9% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 3.9% (Continued)
238,000	Morgan Stanley(d)	5*(USISDA30-USISDA02)	0.0000	10/08/34	$141,015
233,000	Morgan Stanley(d)	7*(USISDA30-USISDA02)	0.0000	10/31/34	144,460
30,000	Morgan Stanley(d)	5*(USISDA30-USISDA02)	0.0000	11/28/34	17,775
230,000	Morgan Stanley(d)	(4.5*(USISDA30-USISDA02)	0.0000	12/31/34	134,550
304,000	Morgan Stanley(d)	8*(USISDA30-USISDA02)	0.0000	01/30/35	188,480
473,000	Morgan Stanley(d)	4*(USISDA30-USISDA02)	0.0000	02/27/35	275,523
438,000	Morgan Stanley(d)	6*(USISDA30-USISDA02)	0.0000	03/31/35	267,180
532,000	Morgan Stanley(d)	9*(USISDA30-USISDA02)	0.0000	04/30/35	388,360
73,000	Morgan Stanley(b)		0.0000	05/29/35	53,290
120,000	Morgan Stanley(b)		0.0000	06/30/35	87,600
268,000	Morgan Stanley(b)		0.0000	07/31/35	195,640
79,000	Morgan Stanley(b)		0.0000	09/30/35	57,670
109,000	Morgan Stanley(b)		0.0000	11/30/35	79,570
134,000	Morgan Stanley(d)	9*(USISDA30-USISDA02)	0.0000	12/23/35	97,820
816,000	Morgan Stanley(d)	10*(USISDA30-USISDA02)	0.0000	02/29/36	521,220
					13,347,090
	LEISURE FACILITIES & SERVICES — 0.2%
547,746	Times Square Hotel Trust(c)		8.5280	08/01/26	543,202

	OIL & GAS PRODUCERS — 0.2%
250,000	Petroleos Mexicanos(c)		10.0000	02/07/33	224,789
570,000	Petroleos Mexicanos		6.7500	09/21/47	344,578
					569,367
	REAL ESTATE INVESTMENT TRUSTS — 0.0%(g)
110,000	American Tower Trust #1(c)		3.6520	03/23/28	102,971

	SPECIALTY FINANCE — 3.9%
184,833	Fort Knox Military Housing Privatization Project(d)	US0001M + 0.340%	5.4470	02/15/52	131,568
2,548,787	MM Community Funding III Ltd. / MM Community(c),(d)	US0006M + 2.050%	7.4370	05/01/32	2,268,420

See accompanying notes which are an integral part of these financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 11.9% (Continued)
	SPECIALTY FINANCE — 3.9% (Continued)
498,000	Morgan Stanley Finance, LLC(b)		0.0000	04/30/33	$361,050
541,000	Morgan Stanley Finance, LLC(d)	10*(USISDA30-USISDA02)	0.0000	06/30/36	343,535
215,000	Morgan Stanley Finance, LLC(d)	15*(USISDA30-USISDA02)	0.0000	07/29/36	139,750
3,474,000	Morgan Stanley Finance, LLC(d)	20*(USISDA30-USISDA02)	0.0000	08/31/36	2,301,525
788,000	Morgan Stanley Finance, LLC(d)	20*(USISDA30-USISDA02)	0.0000	09/30/36	522,050
4,218,000	Morgan Stanley Finance, LLC(d)	20*(USISDA30-USISDA02)	0.0000	11/29/36	2,794,424
1,269,000	Morgan Stanley Finance, LLC(d)	20*(USISDA30-USISDA02)	0.0000	01/31/37	840,713
361,000	Morgan Stanley Finance, LLC(d)	20*(USISDA30-USISDA02)	0.0000	04/28/37	239,163
267,000	Morgan Stanley Finance, LLC(d)	20*(USISDA30-USISDA02)	0.0000	07/31/37	176,220
2,014,000	Morgan Stanley Finance, LLC(d)	10*(USISDA30-USISDA02)	0.0000	09/29/37	1,281,408
158,000	Morgan Stanley Finance, LLC(d)	20*(USISDA30-USISDA02)	0.0000	09/29/37	104,280
1,000,000	OWS Cre Funding I, LLC(c),(d)	US0001M + 4.900%	9.9340	09/15/23	990,805
46,234	Preferred Term Securities X Ltd. / Preferred Term(c),(d)	US0003M + 0.860%	5.9940	07/03/33	43,285
634,876	Select Notes Trust LT		5.9100	02/22/33	551,614
					13,089,810
	TOTAL CORPORATE BONDS (Cost $55,436,295)				40,260,593

	NON U.S. GOVERNMENT & AGENCIES — 0.3%
	SOVEREIGN — 0.1%
200,000	Argentina Bonar Bonds(e)		0.5000	07/09/30	41,237
24,086	Argentine Republic Government International Bond		1.0000	07/09/29	6,199
1,185,000	Argentine Republic Government International Bond(e)		1.5000	07/09/35	278,080
					325,516
	SUPRANATIONAL — 0.2%
964,000	International Bank for Reconstruction & Development(b)		0.0000	06/30/34	602,500

See accompanying notes which are an integral part of these financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 0.3% (Continued)
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $1,445,546)			$928,016

	U.S. GOVERNMENT & AGENCIES — 4.6%
	AGENCY MBS OTHER — 0.0%(g)
36,238	Fannie Mae Pool 257064	4.5000	11/01/37	35,308
51,939	Ginnie Mae II Pool BU6365(b)	4.5960	04/20/70	51,237
				86,545
	U.S. TREASURY NOTES — 4.6%
12,000,000	United States Treasury Note	3.5000	02/15/33	11,855,625
4,000,000	United States Treasury Note	3.3750	05/15/33	3,913,438
				15,769,063
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $15,684,203)			15,855,608

	SHORT-TERM INVESTMENTS— 4.4%
	U.S. GOVERNMENT & AGENCIES — 4.4%
15,000,000	United States Treasury Bill(f) (Cost $14,787,648)	5.0089	09/12/23	14,782,948

	TOTAL INVESTMENTS – 93.4% (Cost $345,804,696)			$315,972,931
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.6%			22,209,619
	NET ASSETS - 100.0%			$338,182,550

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(i)	Value and Unrealized Appreciation
10	Ultra 10-Year US Treasury Note Futures	09/20/2023	$1,204,530	$8,358
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(i)	Value and Unrealized Appreciation
100	CBOT 2 Year US Treasury Note Future	09/29/2023	$20,582,800	$8,606

	TOTAL FUTURES CONTRACTS

See accompanying notes which are an integral part of these financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

CREDIT DEFAULT SWAP AGREEMENTS
Description	Payment Frequency	Counterparty	Fixed Deal (Pay)Rate	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley 7.25% 04/01/2032	Annual	GS	1.00%	6/20/2025	$20,000,000	(187,294)	(161,576)	(25,718)

INTEREST RATE SWAP
Reference Entity	Payment Frequency	Counterparty	Fixed Deal (Pay)Rate	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
1 Year SOFR Compound Index	Annual	GS	0.9975%	1/25/2024	100,000,000	4,044,698	—	4,044,698

GS	- Goldman Sachs

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

REMIC	- Real Estate Mortgage Investment Conduit

S/A	- Société Anonyme

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

CMS2	2 Year Constant Maturity Swap Rate

CMS5	5 Year Constant Maturity Swap Rate

CMS10	10 Year Constant Maturity Swap Rate

CMS30	30 Year Constant Maturity Swap Rate

ECOFC	Enterprise 11th District Cost of Funds Index

EUR003M	Euribor 3 Month ACT/360

EUR006M	Euribor 6 Month ACT/360

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

PRIME	Prime Rate by Country United States

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

US0001M	ICE LIBOR USD 1 Month

US0003M	ICE LIBOR USD 3 Month

US0006M	ICE LIBOR USD 6 Month

USISDA02	2 Year Swap

USISDA05	5 Year Swap

USISDA30	30 Year Swap

(a)	Interest only securities.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2023 the total market value of 144A securities is 170,909,613 or 50.5% of net assets.

(d)	Variable rate security; the rate shown represents the rate on May 31, 2023.

(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at May 31, 2023.

(f)	Zero coupon bond.

(g)	Percentage rounds to less than 0.1%.

(h)	Rate disclosed is the seven day effective yield as of May 31, 2023.

(i)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes which are an integral part of these financial statements.

EASTERLY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2023

	Easterly
	Total Hedge
	Portfolio	Easterly Income
	(Consolidated)	Opportunities Fund
Assets:
Total Investments, at cost	$237,429	$345,804,696

Total Investments, at value	$3,802	$315,972,931
Cash	2,153,219	16,228,387
Foreign Cash ($17,068)	—	16,800
Deposit in collateral account for Swaps	—	1,866,013
Unrealized appreciation on swaps	—	4,018,980
Unrealized appreciation on futures	—	16,964
Receivable for securities sold	11,026,258	—
Receivable for fund shares sold	—	180,966
Interest and dividends receivable	4,268	1,521,426
Receivable from manager	17,019	—
Prepaid expenses and other assets	24,410	131,312
Total Assets	13,228,976	339,953,779

Liabilities:
Payable for securities purchased	—	964,783
Payable for fund shares redeemed	5,001,168	173,233
Premiums received on swaps	—	161,576
Administrator fees payable	6,251	82,061
Payable to manager	—	290,140
Trustee fees payable	3,902	4,062
Payable for distribution (12b-1) fees	—	6,507
Compliance officer fees payable	3,886	4,452
Accrued expenses and other liabilities	32,957	84,415
Total Liabilities	5,048,164	1,771,229

Net Assets	$8,180,812	$338,182,550

Net Assets:
Par value of shares of beneficial interest	$8,345	$347,851
Paid in capital	13,320,119	370,357,741
Accumulated loss	(5,147,652)	(32,523,042)
Net Assets	$8,180,812	$338,182,550

Net Asset Value Per Share
Class A
Net Assets	$—	$11,719,109
Shares of beneficial interest outstanding	—	1,183,188
Net asset value	$—	$9.90
Offering price per share (maximum sales charge of 2.00%)	$—	$10.10

Class C
Net Assets	$—	$3,750,757
Shares of beneficial interest outstanding	—	388,248
Net asset value/offering price per share	$—	$9.66

Class I
Net Assets	$4,476,761	$229,580,845
Shares of beneficial interest outstanding	460,262	23,765,882
Net asset value/offering price per share	$9.73	$9.66

Class R6
Net Assets	$3,704,051	$93,131,839
Shares of beneficial interest outstanding	$374,210	$9,447,790
Net asset value/offering price per share	$9.90	$9.86

See accompanying notes to consolidated financial statements.

EASTERLY FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2023

	Easterly
	Total Hedge
	Portfolio	Easterly Income
	(Consolidated)	Opportunities Fund
Investment Income:
Dividend income	$441,161	$—
Interest income	668	10,494,650
Dividend income from Affiliates	70,183	—
Less: Foreign withholding taxes	(1,661)	—
Total Investment Income	510,351	10,494,650

Operating Expenses:
Management fees	131,400	1,961,890
Distribution (12b-1) fees
Class A Shares	—	13,713
Class C Shares	—	20,644
Administration fees	20,614	218,771
Shareholder servicing fees	13,912	148,622
Interest expenses	—	143,246
Transfer Agent fees	16,062	65,892
Registration fees	5,887	44,656
Printing and postage expense	2,759	33,494
Custodian fees	28,870	28,051
Legal fees	42,495	34,987
Audit fees	7,703	11,218
Trustees’ fees	12,319	12,319
Compliance officer fees	3,989	3,674
Insurance expense	797	8,478
Miscellaneous expenses	11,571	5,699
Total Operating Expenses	298,378	2,755,354

Less: Expenses waived	(129,972)	(325,347)
Total Waivers	(129,972)	(325,347)

Net Operating Expenses	168,406	2,430,007

Net Investment Income	341,945	8,064,643

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	(2,348,410)	(1,165,667)
Foreign currency exchange contracts	(43,842)
Futures	—	274,557
Distribution of realized gain/(loss) by underlying investment companies	58,026	—
Affiliated Investments	(314,054)	—
Swaps	(6,914)	860,306
Net realized gain/(loss) from:	(2,655,194)	(30,804)

Net change in unrealized appreciation/ (depreciation) on:
Investments	1,740,152	2,477,670
Foreign currency exchange contracts	2,147	—
Affiliated Investments	302,058	—
Futures	—	16,964
Swaps	(246,004)	(691,151)
Net change in unrealized appreciation	1,798,353	1,803,483
Net Realized and Unrealized Gain/(Loss) on investments	(856,841)	1,772,679

Net Increase/(Decrease) in Net Assets Resulting From Operations	$(514,896)	$9,837,322

See accompanying notes to consolidated financial statements.

EASTERLY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Easterly Total Hedge Portfolio		Easterly Income Opportunities Fund
	(Consolidated)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	May 31, 2023	November 30, 2022	May 31, 2023	November 30, 2022
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$341,945	$591,774	$8,064,643	$11,330,827
Net realized gain/(loss) on investments	(2,655,194)	(1,826,191)	(30,804)	(1,445,922)
Net change in unrealized appreciation/ (depreciation) on investments	$1,798,353	(1,332,574)	1,803,483	(33,012,258)
Net increase/(decrease) in net assets resulting from operations	(514,896)	(2,566,991)	9,837,322	(23,127,353)

Distributions to Shareholders:
Total Distributions:
Class I	(351,131)	(452,553)	(8,749,203)	(11,276,015)
Class A	—	—	(422,768)	(694,638)
Class C	—	—	(145,829)	(220,813)
Class R6	(419,844)	(1,935,569)	(3,590,095)	(4,185,637)
Total Dividends and Distributions to Shareholders	(770,975)	(2,388,122)	(12,907,895)	(16,377,103)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class I	10,535	10,757,841 *	76,875,046	152,840,023
Class A	—	—	3,003,446	5,758,497
Class C	—	—	449,772	1,295,088
Class R6	726,306	3,683,761	11,426,913	65,569,643
Reinvestment of dividends and distributions
Class I	351,130	452,554	7,769,541	9,641,868
Class A	—	—	338,530	595,386
Class C	—	—	100,312	145,951
Class R6	252,231	1,288,566	2,799,374	3,151,949
Cost of shares redeemed
Class I	(8,665,413)	(3,785,429)	(59,476,984)	(144,056,411)
Class A	—	— *	(2,752,817)	(9,048,548)
Class C	—	— *	(1,223,159)	(1,958,764)
Class R6	(13,458,312)	(14,789,261)	(13,394,798)	(26,663,270)
Net increase (decrease) in net assets from share transactions of beneficial interest	(20,783,523)	(2,391,968)	25,915,176	57,271,412

Total Increase (Decrease) in Net Assets	(22,069,394)	(7,347,081)	22,844,603	17,766,956

Net Assets:
Beginning of year	30,250,206	37,597,287	315,337,947	297,570,991
End of period	$8,180,812	$30,250,206	$338,182,550	$315,337,947

Share Activity
Shares sold
Class I	1,055	1,039,318 *	7,929,764	14,665,435
Class A	—	—	302,328	539,809
Class C	—	—	46,382	124,464
Class R6	71,929	338,247	1,156,695	6,108,852
Shares Reinvested
Class I	35,976	40,227	808,013	930,035
Class A	—	—	34,353	55,732
Class C	—	—	10,429	13,964
Class R6	25,426	113,231	285,657	300,790
Shares redeemed
Class I	(888,352)	(365,236)	(6,140,938)	(13,970,464)
Class A	—	— *	(278,315)	(861,927)
Class C	—	— *	(126,248)	(191,272)
Class R6	(1,344,203)	(1,391,656)	(1,355,104)	(2,547,727)
Net Increase/(Decrease) in shares of beneficial interest	(2,098,169)	(225,869)	2,673,016	5,167,691

*	Share Transactions of Beneficial Interest and Share Activity include the Conversion of Class A and C shares into I shares (see note 1).

See accompanying notes to consolidated financial statements.

EASTERLY FUNDS
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Easterly Total Hedge Portfolio
	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,		November 30,	November 30,	November 30,	November 30,	November 30,
	2023		2022	2021	2020	2019	2018
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$10.23		$11.80	$11.05	$10.49	$10.13	$10.40
Income (Loss) from Investment Operations:
Net investment income (1)	0.11		0.15	0.08	0.21	0.18	0.12
Net realized and unrealized gain (loss)	(0.34)		(0.96)	0.85	0.74	0.46	(0.30)
Total from investment operations	(0.23)		(0.81)	0.93	0.95	0.64	(0.18)
Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.24)	—	(0.39)	(0.17)	(0.07)
Distributions from realized gains	—		(0.52)	(0.18)	—	(0.11)	(0.02)
Total dividends and distributions	(0.27)		(0.76)	(0.18)	(0.39)	(0.28)	(0.09)

Net Asset Value, End of Year/Period	$9.73		$10.23	$11.80	$11.05	$10.49	$10.13

Total Return*	(2.28)%		(7.47)%	8.51%	9.39%	6.54%	(1.73)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$4,477		$13,417	$7,049	$5,247	$5,095	$4,523
Ratio of gross operating expenses to average net assets including interest expense (2,5)	2.31	% (4)	1.84%	1.89%	2.25%	2.53%	2.50%
Ratio of net operating expenses to average net assets including interest expense (2,6)	1.48	% (4)	1.49%	1.51%	1.52%	1.52%	1.49%
Ratio of net investment income (loss) after expense reimbursement to average net assets (2,9)	2.32	% (4)	1.46%	0.70%	2.10%	1.74%	1.19%
Portfolio Turnover Rate	306	% (3)	186%	127%	117%	114%	195%

	Easterly Total Hedge Portfolio
	Class R6
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,		November 30,	November 30,	November 30,	November 30,	November 30,
	2023		2022	2021	2020	2019	2018
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$10.38		$11.93	$11.12	$10.52	$10.14	$10.40
Income (Loss) from Investment Operations:
Net investment income (1)	0.14		0.23	0.10	0.25	0.20	0.16
Net realized and unrealized gain (loss)	(0.35)		(1.02)	0.89	0.74	0.46	(0.33)
Total from investment operations	(0.21)		(0.79)	0.99	0.99	0.66	(0.17)
Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.24)	—	(0.39)	(0.17)	(0.07)
Distributions from realized gains	—		(0.52)	(0.18)	—	(0.11)	(0.02)
Total dividends and distributions	(0.27)		(0.76)	(0.18)	(0.39)	(0.28)	(0.09)

Net Asset Value, End of Year/Period	$9.90		$10.38	$11.93	$11.12	$10.52	$10.14

Total Return*	(2.05)%		(7.20)%	9.01%	9.75%	6.73%	(1.63)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$3,704		$16,834	$30,549	$5,297	$5,565	$8,233
Ratio of gross operating expenses to average net assets including interest expense (2,7)	2.25	% (4)	1.84%	1.66%	2.25%	2.53%	2.38%
Ratio of net operating expenses to average net assets including interest expense (2,8)	1.11	% (4)	1.12%	1.14%	1.15%	1.35%	1.39%
Ratio of net investment income after expense reimbursement to average net assets (2,9)	2.87	% (4)	2.17%	0.83%	2.50%	2.00%	1.54%
Portfolio Turnover Rate	306	% (3)	186%	127%	117%	114%	195%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(3)	Not annualized.

(4)	Annualized.

(5)	Ratio of gross operating expenses to average net assets excluding interest expense (2)	2.31	% (4)	1.83%	1.86%	2.22%	2.50%	2.50%

(6)	Ratio of net operating expenses to average net assets excluding interest expense (2)	1.48	% (4)	1.48%	1.48%	1.49%	1.49%	1.49%

(7)	Ratio of gross operating expenses to average net assets excluding interest expense (2)	2.25	% (4)	1.83%	1.63%	2.22%	2.50%	2.38%

(8)	Ratio of net operating expenses to average net assets excluding interest expense (2)	1.11	% (4)	1.11%	1.11%	1.12%	1.32%	1.39%

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

EASTERLY FUNDS
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Easterly Income Opportunities Fund
	Class A
	For the		For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Period Ended
	May 31,		November 30,		November 30,		November 30,		November 30,		November 30,
	2023		2022		2021		2020		2019		2018 (1)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$10.00		$11.26		$11.35		$10.68		$10.16		$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.23		0.32		0.36		0.42		0.41		0.10
Net realized and unrealized gain	0.05		(1.07)		0.24		0.95		0.46		0.06
Total from investment operations	0.28		(0.75)		0.60		1.37		0.87		0.16
Dividends and Distributions:
Dividends from net investment income	(0.38)		(0.34)		(0.38)		(0.52)		(0.34)		—
Distributions from realized gains	—		(0.17)		(0.31)		(0.18)		(0.01)		—
Total dividends and distributions	(0.38)		(0.51)		(0.69)		(0.70)		(0.35)		—
Redemption Fees	—		—		—		—		0.00	**	—

Net Asset Value, End of Year/Period	$9.90		$10.00		$11.26		$11.35		$10.68		$10.16

Total Return*	2.82%		(6.84	)% #	5.44	% #	13.54	% #	8.67	% #	1.60%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$11,719		$11,247		$15,664		$12,466		$435		$19
Ratio of gross operating expenses to average net assets including interest expense (5,6)	1.91	% (3)	1.86%		1.86%		2.01%		2.38%		2.18	% (3)
Ratio of net operating expenses to average net assets including interest expense (5,7)	1.82	% (3)	1.80%		1.76%		1.79%		1.74%		1.74	% (3)
Ratio of net investment income (loss) after expense reimbursement to average net assets (5,10)	4.60	% (3)	3.01%		3.18%		3.89%		3.84%		3.27	% (3)
Portfolio Turnover Rate	60	% (4)	77%		84%		132%		111%		37	% (4)

	Easterly Income Opportunities Fund
	Class C
	For the		For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Period Ended
	May 31,		November 30,		November 30,		November 30,		November 30,		November 30,
	2023		2022		2021		2020		2019		2018 (1)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$9.76		$11.00		$11.10		$10.45		$10.16		$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.19		0.23		0.27		0.33		0.32		0.10
Net realized and unrealized gain	0.05		(1.04)		0.24		0.93		0.31		0.06
Total from investment operations	0.24		(0.81)		0.51		1.26		0.63		0.16
Dividends and Distributions:
Dividends from net investment income	(0.34)		(0.26)		(0.30)		(0.43)		(0.33)		—
Distributions from realized gains	—		(0.17)		(0.31)		(0.18)		(0.01)		—
Total dividends and distributions	(0.34)		(0.43)		(0.61)		(0.61)		(0.34)		—
Redemption Fees	—		—		—		—		—		—

Net Asset Value, End of Year/Period	$9.66		$9.76		$11.00		$11.10		$10.45		$10.16

Total Return*	2.50%		(7.50)%		4.71%		12.62%		6.24	% #	1.60%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$3,751		$4,467		$5,616		$3,262		$1,468		$0	***
Ratio of gross operating expenses to average net assets including interest expense (5,8)	2.67	% (3)	2.61%		2.61%		2.81%		3.11%		3.01	% (3)
Ratio of net operating expenses to average net assets including interest expense (5,9)	2.57	% (3)	2.55%		2.51%		2.54%		2.49%		2.49	% (3)
Ratio of net investment income (loss) after expense reimbursement to average net assets (5,10)	3.86	% (3)	2.28%		2.41%		3.12%		3.09%		3.27	% (3)
Portfolio Turnover Rate	60	% (4)	77%		84%		132%		111%		37	% (4)

(1)	Class A and Class C commenced operations on August 14, 2018. Start of performance is August 21, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(3)	Annualized.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Ratio of gross operating expenses to average net assets excluding interest expense (5)	1.83	% (3)	1.79%	1.83%	1.96%	2.38%	2.18	% (3)

(7)	Ratio of net operating expenses to average net assets excluding interest expense (5)	1.73	% (3)	1.73%	1.73%	1.74%	1.74%	1.74	% (3)

(8)	Ratio of gross operating expenses to average net assets excluding interest expense (5)	2.58	% (3)	2.54%	2.58%	2.76%	3.11%	3.01	% (3)

(9)	Ratio of net operating expenses to average net assets excluding interest expense (5)	2.48	% (3)	2.48%	2.48%	2.49%	2.49%	2.49	% (3)

(10)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

***	Less than 1,000.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

See accompanying notes to financial statements.

EASTERLY FUNDS
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Easterly Income Opportunities Fund
	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	May 31,		November 30,	November 30,	November 30,	November 30,	November 30,
	2023		2022	2021	2020	2019	2018 (1)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$9.76		$11.00	$11.10	$10.46	$10.15	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.23		0.34	0.38	0.44	0.40	0.07
Net realized and unrealized gain	0.06		(1.05)	0.23	0.93	0.30	0.08
Total from investment operations	0.29		(0.71)	0.61	1.37	0.70	0.15
Dividends and Distributions:
Dividends from net investment income	(0.39)		(0.36)	(0.40)	(0.55)	(0.38)	—
Distributions from realized gains	—		(0.17)	(0.31)	(0.18)	(0.01)	—
Total dividends and distributions	(0.39)		(0.53)	(0.71)	(0.73)	(0.39)	—
Redemption Fees	—		—	—	—	0.00 **	0.00	**

Net Asset Value, End of Year/Period	$9.66		$9.76	$11.00	$11.10	$10.46	$10.15

Total Return*	3.03%		(6.58)%	5.74%	13.80%	6.97%	1.50%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$229,581		$206,630	$215,003	$112,226	$4,982	$1,007
Ratio of gross operating expenses to average net assets including interest expense (5,6)	1.66	% (3)	1.61%	1.61%	1.79%	1.99%	2.01	% (3)
Ratio of net operating expenses to average net assets including interest expense (5,7)	1.57	% (3)	1.55%	1.51%	1.54%	1.49%	1.49	% (3)
Ratio of net investment income (loss) after expense reimbursement to average net assets (5,10)	4.85	% (3)	3.29%	3.40%	4.11%	3.88%	2.30	% (3)
Portfolio Turnover Rate	60	% (4)	77%	84%	132%	111%	37	% (4)

	Easterly Income Opportunities Fund
	Class R6
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,		November 30,	November 30,	November 30,	November 30,	November 30,
	2023		2022	2021	2020	2019	2018 (1)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$9.93		$11.15	$11.20	$10.51	$10.16	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.26		0.38	0.43	0.48	0.43	0.07
Net realized and unrealized gain	0.06		(1.07)	0.23	0.94	0.31	0.08
Total from investment operations	0.32		(0.69)	0.66	1.42	0.74	0.15
Dividends and Distributions:
Dividends from net investment income	(0.39)		(0.36)	(0.40)	(0.55)	(0.38)	—
Distributions from realized gains	—		(0.17)	(0.31)	(0.18)	(0.01)	—
Total dividends and distributions	(0.39)		(0.53)	(0.71)	(0.73)	(0.39)	—
Redemption Fees	—		—	—	—	0.00 **	0.01

Net Asset Value, End of Year/Period	$9.86		$9.93	$11.15	$11.20	$10.51	$10.16

Total Return*	3.28%		(6.30)%	6.16%	14.23%	7.36%	1.60%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$93,132		$92,994	$61,289	$62,369	$30,209	$34,604
Ratio of gross operating expenses to average net assets including interest expense (5,8)	1.66	% (3)	1.61%	1.63%	1.80%	1.93%	1.87	% (3)
Ratio of net operating expenses to average net assets including interest expense (5,9)	1.20	% (3)	1.18%	1.14%	1.17%	1.13%	1.49	% (3)
Ratio of net investment income (loss) after expense reimbursement to average net assets (5,10)	5.22	% (3)	3.68%	3.82%	4.51%	4.11%	2.27	% (3)
Portfolio Turnover Rate	60	% (4)	77%	84%	132%	111%	37	% (4)

(1)	Class I and Class R6 commenced operations on August 14, 2018. Start of performance is August 21, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(3)	Annualized.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Ratio of gross operating expenses to average net assets excluding interest expense (5)	1.58	% (3)	1.54%	1.58%	1.74%	2.00%	2.01	% (3)

(7)	Ratio of net operating expenses to average net assets excluding interest expense (5)	1.48	% (3)	1.48%	1.48%	1.49%	1.49%	1.49	% (3)

(8)	Ratio of gross operating expenses to average net assets excluding interest expense (5)	1.58	% (3)	1.54%	1.61%	1.75%	1.93%	1.87	% (3)

(9)	Ratio of net operating expenses to average net assets excluding interest expense (5)	1.11	% (3)	1.11%	1.11%	1.12%	1.13%	1.49	% (3)

(10)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

See accompanying notes to financial statements.

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
(Consolidated with respect to the Easterly Total Hedge Portfolio)
Six Months Ended May 30, 2023 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

James Alpha Fund Trust dba Easterly Funds Trust (the “Trust”) was organized in 2020, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of six series. These financial statements include the following two series: The Easterly Total Hedge Portfolio and Easterly Income Opportunities Fund.

The Easterly Total Hedge Portfolio and Easterly Income Opportunities Fund are diversified funds.

Easterly Funds LLC serves as the Funds’ Advisor. Orange Investment Advisors LLC serves as Easterly Income Opportunities Fund’s Sub-Advisor.

Fund	Primary Objective
Easterly Total Hedge	Long-term risk adjusted returns relative to traditional financial market indices.
Easterly Income Opportunities	High level of risk adjusted current income and capital appreciation with a secondary objective of capital preservation.

Currently, Easterly Income Opportunities Fund offers Class A, Class C, Class I and Class R6 shares and Easterly Total Hedge Portfolio offers Class I and Class R6. Class A shares are offered at net asset value plus a maximum sales load of 2.00%. Class C shares are offered subject to a CDSC of 1.00%. Class I and Class R6 shares are offered at net asset value. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges. Class R6 shares are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

(a) Valuation of Investments

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. Debt securities may be valued at prices supplied by the Funds’ pricing services based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees (the “Board”). There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Valuation Designee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. Easterly and the sub-adviser to the Easterly Income Opportunities Fund may, in their discretion, value an odd lot fixed income security at what Easterly and the sub-adviser believe is a fair price and not the pricing service price if Easterly and the sub-adviser deem the price provided by the pricing service to not represent its fair value.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
(Consolidated with respect to the Easterly Total Hedge Portfolio)
Six Months Ended May 30, 2023 (Continued) (Unaudited)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2023, for the Fund’ assets and liabilities measured at fair value:

Easterly Total Hedge

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$3,802	$—	$—	$3,802
Total Assets	$3,802	$—	$—	$3,802

Easterly Income Opportunities

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$244,145,766	$—	$244,145,766
Corporate Bonds	—	40,260,593	—	40,260,593
Non U.S. Government & Agencies	—	928,016	—	928,016
U.S. Government & Agencies	—	15,855,608	—	15,855,608
Short-term Investments	—	14,782,948	—	14,782,948
Interest Rate Swap	—	4,044,698	—	4,044,698
Total Assets	$—	$320,017,629	$—	320,017,629
Asset Derivatives
Credit Default Swap**	$—	$4,018,980	$—	$4,018,980
Futures**	16,964	—	—	16,964
Total Liabilities	$16,964	$4,018,980	$—	$4,035,944

There were no level 3 securities held during the year.

*	Refer to the Schedules of Investments for industry or category classifications.

**	Amounts shown for swaps and futures are unrealized appreciation/depreciation.

Consolidation of Subsidiaries – James Alpha Total Hedge Cayman Fund Ltd (Easterly Total Hedge-CFC). The Consolidated Portfolios of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of the Fund include the accounts of Easterly Total Hedge, which include the accounts of Easterly Total Hedge-CFC, which is a wholly-owned and controlled foreign subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of their total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to affect certain investments consistent with the Funds’ investment objectives and policies.

A summary of each Fund’s investment in its respective CFC is as follows:

	Inception Date of	CFC Net Assets as of	% of Net Assets as of
	CFC	May 31, 2023	May 31, 2023
Easterly Total Hedge - CFC	10/13/2016	0	0.00%

For tax purposes, the CFC is an exempted Cayman investment companies. The CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CFC is a controlled foreign corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, the CFCs net income and capital gain, to the extent of its earnings and profits, will be included each year in the respective Fund’s investment company taxable income.

(b) Federal Income Tax

It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended November 30, 2020 to November 30, 2022, or expected to be taken in the Funds’ November 30, 2023 year-end tax returns.

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
(Consolidated with respect to the Easterly Total Hedge Portfolio)
Six Months Ended May 30, 2023 (Continued) (Unaudited)

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in the Funds’ November 30, 2023 year-end tax returns. The Funds identify its major tax jurisdictions as U.S. Federal, New York and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended May 30, 2023, the Funds did not incur any interest or penalties.

(c) Security Transactions and Other Income

Security transactions are reflected for financial reporting purposes as of the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis including premium amortized and discount accreted. All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with U.S. GAAP. Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities with a corresponding increase/decrease in the cost basis of that security using the yield to maturity method, or where applicable, the first call date of the security. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(d) Dividends and Distributions

The following table summarizes each Fund’s intended dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Easterly Total Hedge	Annually	Annually
Easterly Income Opportunities	Monthly	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. These reclassifications have no effect on net assets, results from operations or net asset value per share of each Fund.

(e) Allocation of Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

(f) Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(g) Other

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Foreign currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Foreign currency contracts. Certain Funds may enter into foreign currency exchange contracts. Because various Funds may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments

Market Disruptions Risk. The Fund is subject to investment and operational risks associated with financial, economic and other global-market developments and disruptions, including the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID 19), which can negatively impact the securities markets and cause the Fund to lose value.

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
(Consolidated with respect to the Easterly Total Hedge Portfolio)
Six Months Ended May 30, 2023 (Continued) (Unaudited)

2.	MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

(a) Easterly Funds LLC acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Each investment sub-advisor is responsible for the day-to-day management of its Fund’s portfolios. Easterly Funds LLC serves the Funds in a supervision capacity with responsibility to monitor the performance of the Funds’ outside service providers, assist in the review of financial statements and other regulatory filings and board meeting materials related to each Fund. The management fees are payable to Easterly Funds LLC monthly by each Fund and are computed daily as shown in the table below. The Funds’ subadvisors are paid by the manager, not the Funds.

(b) Pursuant to an operating expense limitation agreement between Easterly Funds LLC and the Funds, Easterly Funds LLC has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) do not exceed the expense limitation shown in the table below, and is based on the Funds’ average daily net assets. This operating expense limitation agreement cannot be terminated during its term. Easterly Funds LLC is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less. The expense limitation agreement will be in effect through March 31, 2024.

							Management
							Fee Waived/
	Management	Expenses Limitation					Expenses Reimbursed
Fund	Agreement	Cl A	Cl C	Cl I	CL R6	Expires	YTD 5/30/2023
Easterly Total Hedge	1.00%	N/A	N/A	1.48%	1.11%	3/31/2024	129,972
Easterly Income Opportunities	1.20%	1.73%	2.48%	1.48%	1.11%	3/31/2024	325,347

The following table shows the available waived expenses and expiration date for each Fund subject to potential recovery.

Fund	11/30/2023	11/30/2024	11/30/2025
Easterly Total Hedge	$96,283	$101,288	$194,686
Easterly Income Opportunities	441,960	472,087	552,449

(c) Ultimus Fund Distributors, LLC (“UFD”) is the Trust’s Distributor. The Trust with respect to Easterly Income Opportunities has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A and C shares of the Funds. The Plan provides that the Fund will pay UFD and other entities, including a broker-dealer affiliate of the Adviser, are paid pursuant to the Plans provided and the expenses borne by the distributor and others in the distribution of Fund shares a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of each of the Funds’ Class C shares. The aggregate of such service fee payments will not exceed 0.25% of average daily net assets.

For the six months ended, May 31, 2023, UFD received sales charges on sales of the Funds’ Class A shares.

Fund	UFD Sales Charges
Class A
Easterly Income Opportunities	7,795

(d) Ultimus Fund Solutions, LLC (“UFS”), an affiliate of UFD provides administrative, fund accounting and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

In addition, certain affiliates of the Distributor provide services to the Trust as follows:

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Certain employees of UFS and NLCS are also officers of the Trust, and are not paid any fees directly by the Trust for serving in such capacity.

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
(Consolidated with respect to the Easterly Total Hedge Portfolio)
Six Months Ended May 30, 2023 (Continued) (Unaudited)

(e) Affiliated Investments — The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor or where the investee fund’s investment advisor is under common control with the Fund’s investment advisor. Companies which are affiliates of the Funds at May 31, 2023, are noted in the Fund’s Schedule of Investments.

							Change in
		Value at			Realized	Dividend	Unrealized	Value at
Fund	Affiliated Holding	11/30/22	Purchases	Sales	Gain/(Loss)	Income	Gain/(Loss)	5/31/23
Easterly Total Hedge	Easterly Hedged Equity Fund, Cl R6	$953,447	$21,565	$(967,311)	$(57,118)	$70,183	$49,418	-$
	Easterly Income Opportunities Fund, Cl R6	1,993,677	78,460	(2,059,564)	(256,936)	—	252,640	—

3.	INVESTMENT TRANSACTIONS

(a) For the six months ended May 31, 2023, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Funds were as follows:

Fund	Purchase	Sales
Easterly Total Hedge	$67,321,883	$90,798,467
Easterly Income Opportunities	241,979,676	181,191,958

(b) Other Investment Companies or Exchange Traded Funds – Certain Funds may invest up to 100% of their net assets in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a Fund of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire Fund of securities in a single security. Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Fund invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Fund invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

(c) Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized gains and losses. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, a Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. For the six months ended May 31, 2023, Easterly Income Opportunities invested in futures.

(d) Swap Agreements – Certain Funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at May 31, 2023, were as follows:

			Location of derivatives on
			Statements of Assets and	Fair value of asset/liability
Fund	Derivative	Risk Type	Liabilities	derivatives
Easterly Income Opportunities
	Swap Contracts	Interest Rate	Unrealized appreciation on swaps	$4,018,980
	Futures	Interest Rate	Unrealized appreciation on futures	16,964
			Totals	$4,035,944

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
(Consolidated with respect to the Easterly Total Hedge Portfolio)
Six Months Ended May 30, 2023 (Continued) (Unaudited)

The effect of derivative instruments on the Statements of Operations for the six months ended May 31, 2023, were as follows:

				Realized and unrealized
Portfolio	Derivative	Location of gain (loss) on derivatives	Risk Type	gain (loss) on derivatives
Easterly Total Hedge
	Swap Contracts
		Net realized loss on swaps	Equity	$(6,914)
		Net change in unrealized (depreciation) on swaps	Equity	$(246,004)
	Forward Contracts
		Net realized loss from investments and foreign currency transactions	Foreign Exchange	$(43,842)
		Net change in unrealized appreciation on investments and forward currency contracts	Foreign Exchange	$2,147

Easterly Income Opportunities
	Swap Contracts
		Net realized gain on swaps	Interest Rate	$860,306
		Net change in unrealized (depreciation) on swaps	Interest Rate	$(691,151)
	Futures
		Net realized gain from futures	Interest Rate	$274,557
		Net change in unrealized appreciation on futures	Interest Rate	$16,964

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The following table presents the Funds’ assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of May 31, 2023.

		Gross Amounts not offset in the Statements of Assets and
		Liabilities
	Gross Amounts Recognized in			Net Amount of
	Statements of Assets and Liabilities	Financial Instruments Pledged	Cash Collateral Pledged *	Assets (Liabilities)
Easterly Income Opportunities
Description of Asset:
Credit Default Swap	$4,018,980	—	$4,018,980	$—
Total	$4,018,980	$—	$4,018,980	$—

*	Excess collateral not included.

4.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Cost for			Tax Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Portfolio	Purposes	Appreciation	Depreciation	App/Dep
Easterly Total Hedge	$237,429	$—	$(233,627)	$(233,627)
Easterly Income Opportunities	345,922,852	7,444,362	(37,394,283)	(29,949,921)

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended November 30, 2022, and November 30, 2021, was as follows:

	For the period ended November 30, 2022:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
Easterly Total Hedge	$1,646,505	$741,617	$—	$2,388,122
Easterly Income Opportunities	13,855,861	2,521,242	—	16,377,103

	For the period ended November 30, 2021:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
Easterly Total Hedge	$—	$—	$—	$—
Easterly Income Opportunities	14,323,193	79,467	—	14,402,660

*	The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $11,564 for the Easterly Total Hedge Fund for the fiscal year ended November 30, 2022, and $2,838 for fiscal year ended November 30, 2021, for the Easterly Total Hedge Fund, which have been passed through to the Funds’ underlying shareholders and are deemed dividends for tax purposes.

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
(Consolidated with respect to the Easterly Total Hedge Portfolio)
Six Months Ended May 30, 2023 (Continued) (Unaudited)

As of November 30, 2022, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Easterly Total Hedge	$443,176	$—	$—	$(1,727,794)	$—	$(2,577,163)	$(3,861,781)
Easterly Income Opportunities	5,068,705	—	—	(2,091,868)	—	(32,429,306)	(29,452,469)

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized gains (losses), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open forward foreign currency contracts, 1256 options, swaps and passive foreign investment companies, and adjustments for partnerships, contingent convertible debt securities, and C-Corporation return of capital distributions. The unrealized appreciation/(depreciation) in the table above includes unrealized foreign currency gains (losses) of $(2,198) and $(614) for the Easterly Total Hedge and the Easterly Income Opportunities Fund, respectively.

At November 30, 2022, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Non-
	Expiring	Non-Expiring	CLCF
Portfolio	Short-Term	Long-Term	Total	Utilized
Easterly Total Hedge	$1,583,032	$144,762	$1,727,794	$—
Easterly Income Opportunities	869,218	1,222,650	2,091,868	—

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of May 31, 2023, the shareholders that own 25% or more of the voting securities are as follows:

Fund	Shareholder	Ownership %
Easterly Total Hedge	Dennis Nayden	35.17%
	National Financial Services, In	44.03%

7.	LINE OF CREDIT

Currently, the Easterly Income Opportunities Fund has a $33,000,000 line of credit provided by Cogent Bank (the “Bank”) under an agreement (the “Line of Credit”). Any advance under the Line of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable Monthly. There were no borrowings outstanding for the six months ended.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred other than the below requiring adjustment or disclosure in the financial statements.

On May 15, 2023, the Board, based upon the recommendation of the Advisor authorized the liquidation of the Easterly Total Hedge. The Portfolio distributed the liquidation proceeds to shareholders of record on June 12, 2023.

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and services fees (12b-1 fees), and other fund expenses. The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2022 through May 31, 2023.

Actual Expenses: The first table provides information about actual account values and actual expenses. The shareholder may use the information in this line, together with the amount invested, to estimate the expenses that would be paid over the period. Simply divide account value by $1,000 (for example, an $8,600 account value divided by $ 1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses paid on the account during the period.

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
	Value - 12/01/2022	Value - 05/31/2023	12/01/2022-05/31/2023*	[Annualized]
Actual Expenses
Easterly Total Hedge - Class I	1,000.00	977.20	7.30	1.48%
Easterly Total Hedge - Class R6	1,000.00	979.50	5.48	1.11%
Easterly Income Opportunity (Formerly, Easterly Structured Credit Value) - Class A	1,000.00	1,028.20	8.75	1.73%
Easterly Income Opportunity (Formerly, Easterly Structured Credit Value) - Class C	1,000.00	1,025.00	12.52	2.48%
Easterly Income Opportunity (Formerly, Easterly Structured Credit Value) - Class I	1,000.00	1,030.30	7.49	1.48%
Easterly Income Opportunity (Formerly, Easterly Structured Credit Value) - Class R6	1,000.00	1,032.80	5.63	1.11%

Hypothetical Examples for Comparison Purposes: The second table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. This information may be used to compare the ongoing costs of investing in the fund and other mutual funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
Hypothetical	Value - 12/01/2022	Value - 05/31/2023	12/01/2022-05/31/2023*	[Annualized]
[5% Return Before Expenses]
Easterly Total Hedge - Class I	1,000.00	1,017.55	7.44	1.48%
Easterly Total Hedge - Class R6	1,000.00	1,019.40	5.59	1.11%
Easterly Income Opportunity (Formerly, Easterly Structured Credit Value) - Class I	1,000.00	1,017.55	7.44	1.48%
Easterly Income Opportunity (Formerly, Easterly Structured Credit Value) - Class A	1,000.00	1,016.31	8.70	1.73%
Easterly Income Opportunity (Formerly, Easterly Structured Credit Value) - Class C	1,000.00	1,012.57	12.44	2.48%
Easterly Income Opportunity (Formerly, Easterly Structured Credit Value) - Class R6	1,000.00	1,019.40	5.59	1.11%

*	Expenses are equal to the Funds annualized expense ratio multiplies by the number of days in the period (182) divided by the number of days in the fiscal year (365).

SUPPLEMENTAL INFORMATION (Unaudited)

On October 19, 2022, the Board of Trustees (the “Board”) of James Alpha Funds Trust dba Easterly Funds Trust (the “Trust”), a Delaware business trust, met to consider, among other things, (i) the renewal of the investment management agreements between the Trust, on behalf of the Easterly Total Hedge Portfolio (“Total Hedge Portfolio”) and Easterly Income Opportunities Fund (“Income Opportunities Fund”) (each a “Fund” and collectively the “Funds”), and Easterly Funds LLC (“Easterly”) (the “Investment Management Agreements”) and (ii) the renewal of the sub-advisory agreement for the Income Opportunities Fund between Easterly and Orange Investment Advisors, LLC (the “Sub-Adviser”) (the “Sub-Advisory Agreement,” and together with the Investment Management Agreements, the “Advisory Agreements”).

In the course of consideration of the approval of the Advisory Agreements, the Independent Trustees received materials discussing the legal standards applicable to their consideration of the Advisory Agreements. Prior to voting, the Independent Trustees met with and asked questions of representatives of Easterly and the Sub-Adviser.

In considering the renewal of the Advisory Agreements and reaching their conclusion with respect to the Advisory Agreements, the Board took note of relevant judicial precedent that set forth factors to be considered by a board when evaluating investment advisory agreements. These include, but are not limited to, the following: (i) the nature, extent, and quality of the services to be provided to the Funds; (ii) information comparing the investment performance, advisory fees and operating expense ratio of each Fund to other funds; (iii) information about profits to be realized by Easterly and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of the Funds’ investors.

As part of the contract renewal process, the Board reviewed and considered information provided in response to a detailed request for information submitted to management by the Independent Trustees and received presentations from Easterly and the Sub-Adviser. The Board also took into account information provided to the Board throughout the year in considering whether to approve each Advisory Agreement. The Board, including the Independent Trustees, considered a variety of factors, including those described below. The Board also considered other factors and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Independent Trustees also had an opportunity to discuss the materials presented and any issues raised by Easterly’s and the Sub-Adviser’s presentations. After evaluating the factors discussed below, among others, the Board approved the renewal of the Advisory Agreements and determined that the compensation payable thereunder by each Fund to Easterly and by Easterly to the Sub-Adviser is fair and reasonable.

Nature, Extent and Quality of Services. In considering the renewal of the Investment Management Agreements with Easterly, the Board considered the nature, extent and quality of services that Easterly provided to the Funds, including Easterly’s personnel and resources and Easterly’s criteria for reviewing a sub-adviser’s performance. The Board reviewed the services Easterly provided in serving as investment adviser and the backgrounds of the personnel providing services to the Funds, including portfolio managers. They also reviewed information provided regarding risk management and compliance and regulatory matters. The Board acknowledged Easterly’s efforts and resources with respect to various regulatory initiatives, including with respect to derivatives and valuation. The Board also considered Easterly’s financial position and the entrepreneurial risk that Easterly was undertaking to maintain its financial commitment to the Funds while certain Funds were sub-scale. The Board considered the investment management services that Easterly provided to the Cayman Islands based company that is wholly owned by the Total Hedge Portfolio (“Cayman Subsidiary”). The Board concluded that the services Easterly provided were satisfactory.

In considering the approval of the Sub-Advisory Agreement between the Income Opportunities Fund and the Sub-Adviser, the Board considered the nature, extent and quality of services the Sub-Adviser provided under the Sub-Advisory Agreement. The Board reviewed the services the Sub-Adviser provided, the background of the investment professionals servicing the Fund, and the Sub-Adviser’s reputation, resources and investment approach. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, soft dollar usage, risk management and compliance matters. The Board concluded that the services the Sub-Adviser provided were satisfactory.

Performance. The Board reviewed performance information that Easterly provided for each share class of each Fund compared to the performance of: (a) funds in the Fund’s respective peer universe (the “Peer Group”) (which is comprised of the funds in a Fund’s Morningstar category); and (b) the Fund’s respective benchmark index (the “Benchmark Index”) for the month-to-date, quarter-to-date, year-to-date, and one-, three-, and five-year periods, as applicable, ended September 23, 2022. The Board also received information on the construction of a Fund’s Peer Group.

Total Hedge Portfolio: The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Index (HFRI Fund Weighted Composite Index). The Board considered the performance of the Fund against its Peer Group and its Benchmark Index for the month-to-date, quarter-to-date, year-to-date, and one-, three-, and five-year periods. In considering the Fund’s performance, the Board considered management’s explanation of structural and idiosyncratic factors impacting performance, and noted prior discussions regarding upcoming changes to the Fund’s strategy. The Board concluded that the performance of the Fund was satisfactory.

Income Opportunities Fund: The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Index (Bloomberg US Aggregate Bond Index). The Board considered the performance of the Fund against its Peer Group and its Benchmark Index for the month-to-date, quarter-to-date, year-to-date, and one-and three-year periods. The Board concluded that the performance of the Fund was satisfactory.

Advisory and Sub-Advisory Fees and Fund Expenses. The Board reviewed each Fund’s contractual advisory fee and expense ratio taking into account each Fund’s net asset size, and reviewed information comparing the advisory fee and expense ratio to those of each Fund’s respective Peer Group. The Board noted that Easterly had entered into an operating expense limitation agreement (“OELA”) to waive fees

SUPPLEMENTAL INFORMATION (Unaudited)

and/or limit expenses of the Funds in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each share class of the Funds. The Board discussed the level of work involved in Easterly’s management and oversight of the Funds, including with respect to oversight of the Sub-Adviser, and the other services that Easterly provided to the Funds. The Board also considered the investment management services that Easterly provided to the Cayman Subsidiary for the applicable Fund and the related fee waivers that were in place.

The Board considered the sub-advised Fund’s sub-advisory fee schedule. The Board noted that the fee schedule was negotiated at arm’s length between Easterly and the Sub-Adviser, an unaffiliated third party. The Board also evaluated the reasonableness of the fee split between Easterly and the Sub-Adviser. The Board considered the nature and scope of the services provided by Easterly, including (i) ongoing monitoring of performance, (ii) supervision of outside service providers, (iii) responding to questions from brokers and sub-advisers, and (iv) research of sub-advisers and potential replacement sub-advisers to present to the Board for their consideration. The Board also considered that with respect to the more complex Funds, these services are expected to be more resource intensive for Easterly. The Board noted that the sub-advisory fees are paid by Easterly to the Sub-Adviser and are not additional fees borne by the Fund. In light of the nature, quality and extent of services Easterly and the Sub-Adviser provided, the Board concluded that each Fund’s advisory fee and sub-advisory fee, as applicable, was fair and reasonable.

Economies of Scale. The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Funds, and the extent to which such economies of scale are shared with the Funds. The Board noted that Easterly had indicated its willingness to discuss the matter of breakpoints with the Board as each Fund increased its assets. The Board noted that the Funds may also benefit from economies of scale through initial fee setting and fee waivers and expense reimbursements. The Board agreed that in light of the OELAs, which effectively protected shareholders from high expenses despite lower asset levels, and Easterly’s willingness to consider breakpoints as each Fund reached higher asset levels, the absence of breakpoints was acceptable.

Profitability. The Board reviewed the profitability of Easterly with respect to each Fund on an individual fund-by-fund basis and in the aggregate. The Board considered the methodology for calculating profitability. Using such methodology, the Board noted that Easterly earned a profit from the Income Fund and experienced a loss from the Total Hedge Portfolio, in each case without considering marketing related costs. The Board noted Easterly’s marketing-related expenses for the previous 12 months exceeded 88% of Easterly’s profit in managing all Easterly Funds. The Board concluded that the profitability of Easterly in connection with the management of each Fund was not excessive given the nature, extent and quality of the services provided.

Fallout Benefits. Because of its relationship with the Funds, Easterly, the Sub-Adviser, and their affiliates may derive ancillary benefits from Fund operations, including those derived from the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services (as applicable). The Board reviewed information provided by Easterly and the Sub-Adviser as to any such benefits.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the compensation to be paid under the Advisory Agreements are fair and reasonable, and that the continuance of the Advisory Agreements be approved.

PRIVACY NOTICE

JAMES ALPHA FUNDS TRUST dba EASTERLY FUNDS TRUST

March 2021

FACTS	WHAT DOES JAMES ALPHA FUNDS TRUST dba EASTERLY FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●    Social Security number and wire transfer instructions

●    account transactions and transaction history

●    investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons James Alpha Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:		Does James Alpha Funds Trust dba Easterly Funds Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.		YES	NO
For our marketing purposes - to offer our products and services to you.		YES	YES
For joint marketing with other financial companies.		NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.		NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.		NO	We don’t share
For nonaffiliates to market to you		NO	We don’t share

QUESTIONS?	Call (888) 814-8180

What we do:
How does James Alpha Funds Trust dba Easterly Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does James Alpha Funds Trust dba Easterly Funds Trust collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    direct us to buy securities or direct us to sell your securities

●    seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●    sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●    affiliates from using your information to market to you.

●    sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● James Alpha Funds Trust dba Easterly Funds Trust does not share with our affiliates.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●    James Alpha Funds Trust dba Easterly Funds Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● James Alpha Funds Trust dba Easterly Funds Trust doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-888-672-4839 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

EASTERLY-SAR23

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None.

Item 11. Controls and Procedures.

(a)       Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)       Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies.

Not applicable

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The James Alpha Funds Trust

By (Signature and Title)

* /s/ Darrell Crate

Darrell Crate, President and Chief Executive Officer

Date 8/4/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

* /s/ Michael Montague Michael, Treasurer and Principal Financial Officer

Date 8/4/23

By (Signature and Title)

* /s/ Darrell Crate

Darrell Crate, President and Chief Executive Officer

Date 8/4/23

* Print the name and title of each signing officer under his or her signature.

Exhibit 99.CERT

CERTIFICATIONS

I, Darrell Crate, certify that:

1.       I have reviewed this report on Form N-CSR of the Easterly Total Hedge Portfolio and Easterly Income Opportunities Fund (each a series of the James Alpha Funds Trust);

2.       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.       Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.       The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)       designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)       designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)       evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation;

d)       disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.       The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)       all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)       any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: 8/4/23 /s/ Darrell Crate

Darrell Crate, President and Chief Executive Officer

I, Michael Montague, certify that:

1.       I have reviewed this report on Form N-CSR of the Easterly Total Hedge Portfolio and Easterly Income Opportunities Fund (each a series of the James Alpha Funds Trust);

2.       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.       Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.       The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)       designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)       designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)       evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation;

d)       disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.       The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)       all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)       any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: 8/4/23 /s/ Michael Monatgue

Michael Montague, Treasurer and Principal Financial Officer

EX-99.906CERT

certification

Darrell Crate, Chief Executive Officer, and Michael Montague, Principal Financial Officer of the James Alpha Funds Trust (the “Registrant”), each certify to the best of his or her knowledge that:

1.       The Registrant’s periodic report on Form N-CSR for the period ended May 31, 2023 (the “Form N-CSR”) fully complies with the requirements of Sections 15(d) of the Securities Exchange Act of 1934, as amended; and

2.       The information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

Chief Executive Officer Principal Financial Officer

James Alpha Funds Trust James Alpha Funds Trust

/s/ Darrell Crate /s/ Michael Montague

Darrell Crate Michael Montague

Date: 8/4/23 Date: 8/4/23

A signed original of this written statement required by Section 906 of the Sarbanes-Oxley Act of 2002 has been provided to the James Alpha Funds Trust and will be retained by the James Alpha Funds Trust and furnished to the Securities and Exchange Commission (the “Commission”) or its staff upon request.

This certification is being furnished to the Commission solely pursuant to 18 U.S.C. § 1350 and is not being filed as part of the Form N-CSR filed with the Commission.